The AAL Mutual Funds

A N N U A L
R E P O R T

April 30, 2001

Fixed-Income Funds

  The AAL High Yield Bond Fund
  The AAL Municipal Bond Fund
  The AAL Bond Fund
  The AAL Money Market Fund

[THE AAL MUTUAL FUNDS LOGO APPEARS HERE]

The AAL Mutual Funds Annual Report

TABLE OF CONTENTS

President's Letter........................................................2
The Economy and Markets in Review.........................................3
Portfolio Perspectives

Schedule of Investments

Financial Highlights

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DEAR AAL MUTUAL FUND SHAREHOLDER:

We are pleased to provide you with the Annual Report for The AAL Mutual Funds for the year ended April 30, 2001. On the following pages, you will find in-depth information on each of The AAL Mutual Funds. We have included commentaries from each of the portfolio managers which review past market events that affected performance and discussion of their investment strategy. We hope you find their comments informative.

The AAL Mutual Funds family offers a broad spectrum of investment choices to meet most investment needs; growth, income, tax-free – even international holdings. Whether you want to create a new investment program, further diversify your assets or take advantage of specific market opportunities, The AAL Mutual Funds are designed to help you meet your needs.

The AAL Mutual Funds family offers the following investment options:
 Equity and Balanced Funds                Index Funds
 oThe AAL Technology Stock Fund           oThe AAL Small Cap Index Fund II
 oThe AAL Aggressive Growth Fund          oThe AAL Mid Cap Index Fund II
 oThe AAL Small Cap Stock Fund            oThe AAL Large Company Index Fund II
 oThe AAL Mid Cap Stock Fund              Fixed-Income Funds
 oThe AAL International Fund              oThe AAL High Yield Bond Fund
 oThe AAL Capital Growth Fund             oThe AAL Municipal Bond Fund
 oThe AAL Equity Income Fund              oThe AAL Bond Fund
 oThe AAL Balanced Fund                   oThe AAL Money Market Fund

If you have any questions about your investments or this report, please contact your local AAL representative. You can also access your account information 24 hours a day at our Web site, www.aalcmc.org, or through our automated telephone line at (800) 553-6319. By dialing this number you can access and speak with a Mutual Fund Service Center representative. The service center representatives are available central time from 7 a.m. to 8 p.m. Monday through Thursday, 7 a.m. to 6 p.m. Fridays and 9 a.m. to 1 p.m. on Saturdays.

Thank you for your continued confidence in The AAL Mutual Funds.

Sincerely,

/s/ Robert G. Same

Robert G. Same
President
The AAL Mutual Funds

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THE ECONOMY AND MARKETS IN REVIEW

Economic summary

U.S. Gross Domestic Product (GDP) grew at a 1.0% annualized rate in the fourth quarter of 2000, before inching up to a 1.3% growth rate in the first quarter of 2001. This anemic growth in our economy is a dramatic shift from the robust 5.50% annualized rate we experienced in the first half of 2000.

The Federal Reserve Open Market Committee (FOMC) began an aggressive easing campaign during the first four months of 2001, reducing short-term rates by 2% in four separate half percent moves. By maintaining an opinion that continued weakness remains the greatest threat to the domestic economy, the FOMC has effectively signaled to the marketplace that further rate reductions should be expected. The FOMC has two scheduled meetings during the second quarter of this year.

Market summary

Treasury yields along much of the yield curve fell dramatically in response to the weaker economic environment described above. As would be expected, the short end of the Treasury curve led the rally. During the first four months of this year, yields on two-year U.S. Treasury Notes and five-year Treasury Notes declined. However, yield levels on long-term Treasury securities increased. This shift reflects bond investor expectations that the economy will continue to slow, the FOMC will continue to ease in an effort to avoid a recession and inflation will remain under control. This declining interest rate environment provided for attractive total rates of return for bond investors over the past year with the exception of investors in high-yield bonds. The high-yield bond asset class has now struggled for two and-a-half years as a result of high default rates and poor liquidity within the universe of these securities.

While Treasuries rallied, equity indices fell precipitously during the first three months of 2001 before improving slightly in April. Anemic economic growth, both domestically and abroad, manifested itself in weaker-than-anticipated earnings realizations for a large number of companies. Furthermore, the market’s expectations for future earnings growth in many sectors have been and continue to be cut dramatically.

In turn, equity valuation levels, which by many measures were unsustainably high, corrected dramatically over the past year. For example, the S&P 500 Index of large-capitalization stocks fell, and as of April 30, 2001, was off 18.2% from its highs in the first quarter of 2000. Also, as of April 30, 2001, mid-capitalization stocks, as represented by the S&P 400 Index, were off 5.65% from their highs, while the S&P 600 Index of small-capitalization stocks were down 6.35% since its high in 2000. The technology-laden NASDAQ Composite Index saw its value decline dramatically as of April 30, 2001, by 58.1% from its peak in the first quarter of 2000. Certainly, we have seen major revisions in the valuations of stocks.

So where do you go from here?

  Stay diversified between asset classes in keeping with your risk tolerance and goals. Diversification is the key to managing risk in these volatile times.
  Don’t try to market time—it’s time in the market, not market timing that leads to best results. Studies show that major market rallies come in short time frames and if you are on the sidelines during these market surges, you may hurt your performance.
  Keep a long-term perspective to maximize your results. Sitting on the sidelines often leads to missed opportunities and may impact your ability to meet your long-term goals.

Your AAL representative will help you sort through the many financial questions you need to answer as you plan for the future.

/s/ James H. Abitz

James H. Abitz
Chief Investment Officer
Aid Association for Lutherans

The AAL Mutual Funds Annual Report . . . Portfolio Perspective

A Share Ticker . . . AAHYX . . . B Share Ticker . . . BBHYX . . . A Share Assets
 . . .  $121,003,324 . . . B Share Assets . . . $9,716,066 . . . I Share Assets .
 . . $2,180,908 . . . A Share NAV . . . $6.76 . . . B Share NAV . . . $6.76 . . .
I Share NAV . . . $6.76 . . . Number of Securities in Portfolio. . . 123

THE AAL HIGH YIELD BOND FUND

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The year ended April 30, 2001, was difficult for the high yield market, as it underperformed higher quality bonds such as treasuries and mortgages. The Merrill Lynch High Yield Master Index returned 2.89% compared to 12.38% for the Lehman Aggregate Bond Index. Aggressive interest rate cuts by the Federal Reserve during the first quarter of 2001 helped boost the high-yield market and offset some of the poor performance in the latter part of 2000. The performance of the high-yield market in 2000 was driven by: 1) deteriorating domestic credit fundamentals, 2) a weak NASDAQ, 3) negative mutual fund flows, and 4) unexpectedly large asbestos related liabilities.

Large return disparities in credit quality tiers had a dramatic affect on performance as BBs returned 11.84%, Bs (0.87)% and CCCs (15.35)%. Default rates rose to 8.6% on a par-weighted basis and downgrades outpaced upgrades. Healthcare posted some of the best total returns as companies with predictable cash flows performed well. ___ In addition, energy and utilities also performed well as high energy prices resulted in a broad-based rally. Telecom-munications, high yield’s largest sector, significantly underperformed as investors became more risk averse and excessive growth expectations were reduced. The market was also hurt in 2000 when larger-than-expected asbestos-related liabilities which resulted in significant credit impairment of large issuers such as Federal-Mogul, Building Material Corp. and Crown Cork & Seal.

The Fund posted a total return of (0.81)% for the year ending April 30, 2001, versus (2.80)% for the Lipper High Current Yield Index and 2.89% for the Merrill Lynch High Yield Master Index. The Fund’s strategy of increasing average credit quality was a strong positive, particularly in the second half of 2000 when lower quality credits dramatically underperformed. Industry weighting decisions were also positive for relative performance as the strategy of underweighting heavy cyclical industries such as basic materials, automotive and retail added value as the U.S. economy began to slow. Overweighting steady cash flow producers such as utilities and energy also boosted returns as higher energy prices produced a broad-based rally in these sectors. Overweighting the telecommunications industry detracted from results. Although the Fund avoided more aggressive B- and below rated telecom companies, an exposure to the fiber carriers detracted from performance.

The market rebounded strongly to start 2001, but gave some of the gains back to close out the first quarter. Despite the recent high-yield market rally, we are still cautious given our forecast that corporate profits will be weaker than market consensus. In addition, we expect corporate default rates to remain high, due to liquidity crises resulting from decreased access to capital. As a result, we will maintain an above-benchmark credit quality of BB/BB- and avoid CCC-rated issues as credit deterioration in the lower quality tiers is likely to continue. The Fund will favor larger issuers with several underwriters due to concerns about market liquidity and emphasize issuers with multiple channels for accessing the capital markets such as bank loans and equity issues. While we are overweight the telecommunication sector, we will continue to avoid the lower quality tier of the sector and emphasize higher quality competitive local exchange companies, wireless and data providers. We will overweight in cable and pay TV operators due to strong cash flows and limited sensitivity to a slowing economy. We will significantly underweight heavy cyclicals, such as basic materials and autos and limit exposure to retailers due to overcapacity, intense competition and an expected slowdown in consumer spending.

/s/ Andrea Feingold

Andrea Feingold
Portfolio Manager

Value of a $10,000 Investment
In Class A Shares - Including 4% Sales Charge
[MOUNTAIN CHART APPEARS HERE]

            The AAL High Yield       Merrill Lynch
Date            Bond Fund        High Yield Bond Index*
1/8/97            9,596.93            10,000.00
1/31/97           9,640.14            10,108.00
2/28/97           9,867.39            10,249.82
3/31/97           9,599.77            10,135.94
4/30/97           9,741.77            10,251.29
5/30/97          10,050.83            10,457.85
6/30/97          10,178.95            10,617.12
7/31/97          10,447.56            10,871.93
8/29/97          10,449.76            10,852.91
9/30/97          10,695.36            11,032.63
10/31/97         10,680.75            11,105.89
11/28/97         10,774.78            11,211.06
12/31/97         10,867.33            11,317.45
1/30/98          11,039.47            11,485.97
2/27/98          11,120.07            11,533.41
3/31/98          11,196.82            11,632.83
4/30/98          11,214.47            11,688.08
5/29/98          11,215.90            11,769.43
6/30/98          11,224.82            11,827.69
7/31/98          11,241.75            11,895.11
8/31/98          10,402.33            11,381.83
9/30/98          10,353.59            11,404.60
10/30/98         10,119.87            11,217.33
11/30/98         10,654.41            11,728.17
12/31/98         10,622.79            11,732.04
1/29/99          10,727.54            11,848.07
2/26/99          10,571.09            11,757.67
3/31/99          10,609.53            11,859.02
4/30/99          10,770.76            12,044.50
5/28/99          10,585.25            11,960.91
6/30/99          10,562.86            11,938.42
7/30/99          10,551.92            11,955.97
8/31/99          10,397.78            11,834.62
9/30/99          10,200.31            11,789.17
10/29/99          9,958.67            11,720.21
11/30/99         10,086.73            11,854.29
12/31/99         10,224.47            11,916.52
1/31/00          10,161.44            11,857.42
2/29/00          10,185.81            11,867.61
3/31/00          10,012.38            11,701.70
4/28/00          10,011.74            11,705.80
5/31/00           9,838.99            11,576.92
6/30/00          10,026.16            11,775.12
7/31/00           9,943.98            11,860.01
8/31/00          10,056.95            12,004.82
9/29/00           9,882.51            11,934.72
10/31/00          9,688.63            11,584.55
11/30/00          9,408.41            11,221.61
12/29/00          9,770.49            11,465.00
1/31/01          10,228.61            12,148.66
2/28/01          10,265.35            12,340.49
3/30/01          10,060.93            12,177.23
4/30/01           9,930.99            12,044.25

*An unmanaged index comprised of approximately 1,200 "cash-pay" high-yield bonds representative of the high-yield market as a whole. It is not possible to invest directly in the Index.

Average Annual Total Returns/1/
April 30, 2001

                                                    From          Inception
                                     1-Year       Inception         Date
-----------------------------------------------------------------------------
Class A (without sales charge)       (0.81)%        0.80%          1/8/1997
Class A/2/ (with sales charge)       (4.77)%       (0.16)%         1/8/1997

Class B (without CDSC)               (1.53)%        0.09%          1/8/1997
Class B/2/ (with CDSC)               (6.45)%       (0.14)%         1/8/1997

Class I/3/                           (0.34)%       (2.37)%       12/29/1997

__________
/1/Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. High yield bonds generally are subject to greater market fluctuations and risk of loss of income and principal than investments in lower-yielding higher-quality fixed-income securities.
/2/Class A performance reflects the maximum sales charge of 4.00%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5.00%, declining 1.00% each year during the first five years and then converting to Class A shares after the fifth year. Class B expenses are higher than Class A shares.
/3/Class I shares have no sales load and are for institutional shareholders only.

[PHOTO APPEARS HERE]

THE AAL MUNICIPAL BOND FUND

A Share Ticker . . . AAMBX . . . A Share Assets . . . $503,690,456 . . . B Share
Assets . . .  $8,501,035 . . . I Share Assets . . . $2,468,599 . . . A Share NAV
 . . . $10.96 . . . B Share NAV . . . $10.95 . . . I Share NAV . . . $10.95 . . .
Number of Securities in Portfolio . . . 254

For investors in The AAL Municipal Bond Fund, the fiscal year ended April 30, 2001, was a rewarding period. For shareholders invested through the entire twelve-month period the total return, combining both income and appreciation in share price, was 10.34%. Not only was this higher than the long-term average of approximately mid-single digits for the municipal market, but it also compared favorably to the 10.37% return of the Lehman Municipal Bond Index, a respected market benchmark for municipals.

By the fall of 2000, it had become increasingly clear that the Federal Reserve(Fed) had gone too far in its attempt to slow the economy. Yields on short and intermediate maturity bonds fell more than longer yields, producing a steeper yield curve as the easing continued through April, 2001. High quality tax-exempt issues were no exception to the steepening as two-year yields fell by nearly 1.25%, while thirty-year yields fell by 0.5%.

Finally, bonds also benefited from the Federal budget surplus. Not since the 1960‘s had the Federal Government brought in more than it spent on an annual basis, and a portion of this surplus was used to reduce new Treasury issuance and to buy outstanding issues. As we closed the fiscal year, longer-maturity municipal yields are still trading near 90% of Treasury yields--attractive, but not as extreme as earlier in the period.

The AAL Municipal Bond Fund was well positioned for many of the above economic events and interest rate changes that occurred. Our consistent focus on higher quality issues, with the average credit quality of the Fund remaining “AA,” allowed much of our Fund to fully participate in the upward trend in bond prices. As the yield curve steepened, the best performing maturities were those in the 5 – 15 year portion of the curve. The Fund was overweight in that area of the curve relative to the Lehman Municipal Index. A third strategic decision that enhanced performance was maintaining an overweight allocation in bonds not subject to a call-date prior to maturity. For most of the year, over 20% of the Fund was invested in bonds with this favorable structure and it helped maximize returns as yields declined.

One strategic decision that inhibited performance early in the period, but began to pay-off as the Fed began its easing cycle in 2001, was an overweight position in higher yielding sectors of the municipal market. While maintaining our high-quality focus, a determined effort was made to enhance the tax-free dividend to shareholders. A greater allocation to certain sectors, such as housing and health-care, has helped enhance our dividend even as market yields have declined.

Much of the easing of monetary policy is now behind us. However, Municipal bonds remain attractive. It appears that whatever the final outcome of the tax reform package working its way through Congress, top marginal rates will be no lower than 33% — making the 90% relationship between municipal bonds and Treasuries still a very compelling investment.

One other interesting development looms on the horizon for the municipal market. The electricity crisis in California could likely produce an attractive investment opportunity for the Fund. The State of California has had to step in, on an emergency basis, and buy power for investor-owned utilities within the state in order to secure electricity for its residents and businesses. As a result, yields on most issues in the State have risen, relative to national market yields. Currently, the Fund is underweight in California issues relative to the Lehman Index. If the valuation becomes attractive enough, that underweight will change to a market weighting, or more, as a strategic decision for the Fund.

/s/ Duane A. McAllister

Duane A. McAllister
Portfolio Manager

Value of a $10,000 Investment
In Class A Shares - Including 4% Sales Charge
[MOUNTAIN CHART APPEARS HERE]

                     The AAL Municipal         Lehman Brothers
Date                    Bond Fund           Aggregate Bond Index*
4/30/91                 9,601.90                 10,000.00
5/31/91                 9,620.85                 10,089.00
6/28/91                 9,638.21                 10,078.91
7/31/91                 9,724.35                 10,201.87
8/30/91                 9,781.78                 10,336.54
9/30/91                 9,996.89                 10,470.91
10/31/91               10,045.46                 10,565.15
11/29/91               10,006.60                 10,594.73
12/31/91               10,302.40                 10,822.52
1/31/92                10,272.82                 10,847.41
2/28/92                10,213.67                 10,850.67
3/31/92                10,308.56                 10,855.01
4/30/92                10,358.55                 10,951.62
5/29/92                10,438.54                 11,080.85
6/30/92                10,692.99                 11,267.00
7/31/92                11,047.74                 11,605.01
8/31/92                10,824.75                 11,491.28
9/30/92                10,942.29                 11,565.98
10/30/92               10,747.08                 11,452.63
11/30/92               10,942.29                 11,657.63
12/31/92               11,160.79                 11,776.54
1/29/93                11,233.67                 11,913.15
2/26/93                11,525.18                 12,344.41
3/31/93                11,546.72                 12,213.55
4/30/93                11,588.90                 12,336.91
5/28/93                11,588.90                 12,406.00
6/30/93                11,861.81                 12,613.18
7/30/93                11,829.78                 12,629.58
8/31/93                12,000.60                 12,892.27
9/30/93                12,253.19                 13,039.24
10/29/93               12,264.00                 13,064.02
11/30/93               12,080.31                 12,949.05
12/31/93               12,419.73                 13,222.28
1/31/94                12,507.35                 13,373.01
2/28/94                12,156.88                 13,026.65
3/31/94                11,765.69                 12,496.47
4/29/94                11,710.24                 12,602.69
5/31/94                11,732.42                 12,712.33
6/30/94                11,789.77                 12,634.79
7/29/94                11,946.97                 12,866.00
8/31/94                11,935.74                 12,911.03
9/30/94                11,834.96                 12,721.24
10/31/94               11,596.21                 12,494.80
11/30/94               11,323.36                 12,268.65
12/30/94               11,713.66                 12,538.56
1/31/95                11,945.16                 12,897.16
2/28/95                12,292.40                 13,272.47
3/31/95                12,504.81                 13,425.10
4/28/95                12,528.24                 13,441.21
5/31/95                12,832.95                 13,869.99
6/30/95                12,835.63                 13,749.32
7/31/95                12,908.83                 13,879.93
8/31/95                13,030.37                 14,056.21
9/29/95                13,103.59                 14,144.76
10/31/95               13,349.08                 14,349.86
11/30/95               13,654.62                 14,588.07
12/29/95               13,850.27                 14,728.12
1/31/96                13,908.45                 14,840.05
2/29/96                13,838.58                 14,739.14
3/29/96                13,629.92                 14,550.48
4/30/96                13,550.44                 14,509.74
5/31/96                13,566.57                 14,503.93
6/28/96                13,703.06                 14,662.02
7/31/96                13,834.81                 14,795.45
8/30/96                13,800.11                 14,792.49
9/30/96                14,070.62                 14,999.58
10/31/96               14,239.12                 15,169.08
11/29/96               14,573.60                 15,446.67
12/31/96               14,458.07                 15,381.80
1/31/97                14,436.74                 15,411.02
2/28/97                14,585.41                 15,552.81
3/31/97                14,327.78                 15,342.84
4/30/97                14,450.53                 15,471.72
5/30/97                14,690.81                 15,703.80
6/30/97                14,870.73                 15,871.83
7/31/97                15,421.23                 16,311.48
8/29/97                15,167.34                 16,158.15
9/30/97                15,418.91                 16,350.43
10/31/97               15,517.06                 16,455.07
11/28/97               15,625.25                 16,552.16
12/31/97               15,952.65                 16,793.82
1/30/98                16,133.99                 16,966.80
2/27/98                16,096.97                 16,971.89
3/31/98                16,074.96                 16,987.16
4/30/98                15,967.78                 16,910.72
5/29/98                16,290.95                 17,177.91
6/30/98                16,355.98                 17,244.90
7/31/98                16,360.63                 17,288.02
8/31/98                16,663.37                 17,555.98
9/30/98                16,924.29                 17,775.43
10/30/98               16,813.31                 17,775.43
11/30/98               16,877.90                 17,837.64
12/31/98               16,906.97                 17,882.24
1/29/99                17,125.51                 18,095.04
2/26/99                16,982.00                 18,015.42
3/31/99                17,019.43                 18,040.64
4/30/99                17,053.19                 18,085.74
5/28/99                16,902.41                 17,980.84
6/30/99                16,600.21                 17,721.92
7/30/99                16,602.43                 17,785.72
8/31/99                16,308.29                 17,643.43
9/30/99                16,267.86                 17,650.49
10/29/99               15,952.44                 17,459.87
11/30/99               16,164.76                 17,644.94
12/31/99               15,953.80                 17,512.60
1/31/00                15,821.86                 17,437.30
2/29/00                16,057.81                 17,639.57
3/31/00                16,501.37                 18,025.88
4/28/00                16,350.82                 17,919.53
5/31/00                16,208.62                 17,826.34
6/30/00                16,686.98                 18,298.39
7/31/00                16,915.92                 18,553.10
8/31/00                17,193.83                 18,839.00
9/29/00                17,105.64                 18,741.23
10/31/00               17,308.04                 18,945.69
11/30/00               17,462.52                 19,088.92
12/29/00               17,870.15                 19,560.61
1/31/01                18,012.49                 19,754.46
2/28/01                18,070.75                 19,817.08
3/30/01                18,240.98                 19,994.64
4/30/01                18,040.92                 19,778.10

_______________
*An unmanaged broad-based index that provides a performance indicator of the overall municipal bond market. It is not possible to invest directly in the Index.

Average Annual Total Returns/1/
April 30, 2001

                                                              From      Inception
                                 1-Year   5-Year   10-Year   Inception     Date
-----------------------------------------------------------------------------------
Class A (without sales charge)   10.34%    5.89%    6.51%      6.50%     7/16/1987
Class A/2/ (with sales charge)    5.88%    5.04%    6.08%      6.19%     7/16/1987

Class B (without CDSC)            9.39%     N/A      N/A       4.53%      1/8/1997
Class B/2/ (with CDSC)            4.39%     N/A      N/A       4.32%      1/8/1997

Class I/3/                       10.56%     N/A      N/A       4.03%    12/29/1997

__________
/1/Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
/2/Class A performance has been restated to reflect the maximum sales charge of 4.00%. Prior to 1/8/97, this was 4.75%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5.00%, declining 1.00% each year during the first five years and then converting to Class A shares after the fifth year. Class B shares have higher expenses than Class A shares.
/3/Class I shares have no sales load and are for institutional shareholders only.

[PHOTO APPEARS HERE]

THE AAL BOND FUND

A Share Ticker.  . . AAINX . . . I Share Ticker. . . IIINX . . . A Share Assets.
 . . $353,492,724.  . . B Share Assets.  . . $4,558,345.  . . I Share Assets. . .
$55,602,535.  . . A Share NAV. . . $9.80. . .B Share NAV. . . $9.80. . . I Share
NAV. . . $.9.80 . .Number of Securities in Portfolio. . . 80

The past year was a very good year for bond funds. Since April of last year, we saw a 0.5% increase in the Federal Funds rate on May 16, 2000, raising that rate to 6.50%. The Federal Funds rate remained at that level until January 3, 2001, when the Federal Reserve (Fed) surprised the markets with a 0.5% decline, back to the 6.00% level. The Fed continued its aggressive easing during the first four months of 2001. This dramatic reduction in rates has improved the value of the securities in the Fund.

Over the last twelve months The AAL Bond Fund produced a total return of 12.08%, which compares very favorably with the Lehman Aggregate Index return of 12.38%. During the first half of the year, U.S. Treasuries and mortgage-backed securities led the way posting returns near or above those of the Lehman Aggregate in total. During the second half of the year, Treasuries lagged while corporate bonds and mortgage-backed securities outperformed. The Fund shifted its weighting out of Treasuries into mortgage-backed securities and corporate bonds during the second half of the year, which helped produce the positive results for the year.

The Fund continues to maintain a well-diversified portfolio to provide consistent results over a long period of time. The Fund does not take large positions in any individual security, but rather prefers to utilize a wide variety of issuers of corporate bonds spread across many industries. The Fund will look for opportunities in various sectors of the market and will position itself in those sectors that are expected to outperform.

The combination of lower interest rates and the decline in the U.S. stock markets provided the conditions for a great year to be invested in bonds. The rapid decline in short-term interest rates by the Fed will provide a good foundation for the economy going forward. We do not believe, as some do, that inflation will be a problem. Inflation is well contained and if it remains so, as we expect, bonds can do well. The greatest enemy to bondholders is inflation. It erodes the value of bonds and is the one thing that can quickly reduce returns on bond investments. We view the concern in the markets over inflation as vastly over-rated and intend to buy on weakness. As the market realizes that inflation is not a concern, interest rates on 10-year and longer securities are poised to decline. The yield on 10-year U.S. Treasury Notes is now near the levels of last December. This has occurred in the face of the Fed lowering interest rates by 2.5%.

The question going forward is whether the Fed will continue to reduce rates or if we are in for a period of stability. While there is still a chance that the Fed will further reduce rates, we do not believe it will be at the 0.5% pace of the recent past. In fact, the Fed may well wait to see the effects of these reductions on the economy. If the economy is ultimately gaining momentum toward growth, we may have seen the last ease by the Fed.

/s/ Alan D. Onstad

Alan D. Onstad
Portfolio Manager

Value of a $10,000 Investment
In Class A Shares - Including 4% Sales Charge
[MOUNTAIN CHART APPEARS HERE]

                          The AAL Bond         Lehman Brothers
Date                          Fund           Aggregate Bond Index*
4/30/91                     9,596.85              10,000.00
5/31/91                     9,658.69              10,058.00
6/28/91                     9,646.56              10,052.97
7/31/91                     9,763.11              10,192.71
8/30/91                     9,963.97              10,412.87
9/30/91                    10,168.18              10,624.25
10/31/91                   10,310.66              10,742.18
11/30/91                   10,389.67              10,841.01
12/31/91                   10,712.71              11,162.99
1/31/92                    10,525.46              11,011.17
2/28/92                    10,583.35              11,082.81
3/31/92                    10,531.22              11,020.37
4/30/92                    10,601.54              11,099.89
5/29/92                    10,785.99              11,309.35
6/30/92                    10,977.62              11,464.97
7/31/92                    11,230.92              11,698.98
8/31/92                    11,334.72              11,817.40
9/30/92                    11,492.17              11,957.60
10/30/92                   11,310.75              11,798.96
11/30/92                   11,252.19              11,801.66
12/31/92                   11,430.57              11,989.34
1/29/93                    11,652.73              12,219.26
2/28/93                    11,857.17              12,433.00
3/31/93                    11,910.35              12,485.01
4/30/93                    12,002.45              12,571.84
5/28/93                    11,977.02              12,587.78
6/30/93                    12,200.50              12,815.88
7/30/93                    12,237.65              12,888.35
8/31/93                    12,470.98              13,114.40
9/30/93                    12,504.85              13,150.41
10/29/93                   12,545.95              13,199.48
11/30/93                   12,371.95              13,087.26
12/31/93                   12,436.34              13,158.20
1/31/94                    12,600.94              13,335.85
2/28/94                    12,318.54              13,104.16
3/31/94                    12,011.45              12,781.05
4/29/94                    11,883.11              12,679.00
5/31/94                    11,866.24              12,677.25
6/30/94                    11,848.01              12,649.19
7/29/94                    12,026.83              12,900.51
8/31/94                    12,052.18              12,916.44
9/30/94                    11,886.38              12,726.35
10/31/94                   11,858.00              12,714.95
11/30/94                   11,794.01              12,686.76
12/30/94                   11,846.20              12,774.48
1/31/95                    12,040.75              13,027.31
2/28/95                    12,284.25              13,337.00
3/31/95                    12,375.77              13,418.77
4/28/95                    12,528.39              13,606.28
5/31/95                    12,924.50              14,132.80
6/30/95                    13,002.91              14,236.38
7/31/95                    12,948.22              14,204.62
8/31/95                    13,090.15              14,375.93
9/29/95                    13,205.88              14,515.95
10/31/95                   13,367.16              14,704.66
11/30/95                   13,566.75              14,924.93
12/29/95                   13,748.82              15,134.48
1/31/96                    13,818.62              15,234.82
2/29/96                    13,514.90              14,970.04
3/29/96                    13,397.68              14,866.00
4/30/96                    13,302.48              14,782.45
5/31/96                    13,258.45              14,752.44
6/28/96                    13,405.44              14,950.57
7/31/96                    13,452.10              14,991.53
8/30/96                    13,436.52              14,966.50
9/30/96                    13,649.80              15,227.06
10/31/96                   13,947.09              15,564.49
11/29/96                   14,187.01              15,831.11
12/31/96                   14,059.26              15,683.88
1/31/97                    14,115.98              15,731.88
2/28/97                    14,143.31              15,770.89
3/31/97                    14,011.79              15,596.15
4/30/97                    14,157.72              15,829.78
5/30/97                    14,272.03              15,979.37
6/30/97                    14,450.53              16,169.05
7/31/97                    14,821.17              16,604.80
8/29/97                    14,711.21              16,463.33
9/30/97                    14,922.06              16,706.16
10/31/97                   15,131.82              16,948.57
11/28/97                   15,168.23              17,026.53
12/31/97                   15,321.79              17,197.82
1/30/98                    15,498.70              17,418.64
2/27/98                    15,444.29              17,405.58
3/31/98                    15,500.08              17,465.45
4/30/98                    15,553.58              17,556.62
5/29/98                    15,696.00              17,723.06
6/30/98                    15,817.78              17,873.35
7/31/98                    15,825.24              17,911.24
8/31/98                    16,100.14              18,202.84
9/30/98                    16,454.20              18,628.97
10/30/98                   16,316.28              18,530.60
11/30/98                   16,241.42              18,635.49
12/31/98                   16,337.43              18,691.58
1/29/99                    16,418.96              18,825.04
2/26/99                    16,115.96              18,496.35
3/31/99                    16,226.99              18,599.01
4/30/99                    16,270.30              18,657.97
5/28/99                    16,094.78              18,494.52
6/30/99                    16,029.91              18,435.53
7/30/99                    15,938.09              18,357.17
8/31/99                    15,919.32              18,347.81
9/30/99                    16,081.26              18,560.65
10/29/99                   16,106.29              18,629.14
11/30/99                   16,132.06              18,627.83
12/31/99                   16,067.93              18,538.05
1/31/00                    16,014.01              18,477.43
2/29/00                    16,167.96              18,700.82
3/31/00                    16,340.59              18,947.11
4/28/00                    16,247.30              18,893.11
5/31/00                    16,218.07              18,884.42
6/30/00                    16,551.30              19,277.21
7/31/00                    16,675.94              19,452.25
8/31/00                    16,925.98              19,734.31
9/29/00                    17,031.96              19,858.44
10/31/00                   17,074.04              19,989.70
11/30/00                   17,419.84              20,316.73
12/29/00                   17,796.85              20,693.61
1/31/01                    18,022.81              21,031.95
2/28/01                    18,189.18              21,215.14
3/30/01                    18,298.05              21,321.64
4/30/01                    18,209.51              21,233.15

______________
*An unmanaged index that encompasses five major classes of U.S. fixed-income securities: U.S. Treasury and Government Agency securities, corporate debt obligations, mortgage-backed securities, asset-backed securities and commercial mortgage backed securities. It is not possible to invest directly in the Index.

Average Annual Total Returns/1/
April 30, 2001

                                                                   From     Inception
                                  1-Year    5-Year     10-Year   Inception    Date
----------------------------------------------------------------------------------------
Class A (without sales charge)    12.08%     6.48%      6.61%      7.01%     7/16/1987
Class A/2/ (with sales charge)     7.58%     5.62%      6.18%      6.70%     7/16/1987

Class B (without CDSC)            11.04%      N/A        N/A       5.30%      1/8/1997
Class B/2/ (with CDSC)             6.04%      N/A        N/A       5.10%      1/8/1997

Class I/3/                        12.55%      N/A        N/A       5.73%    12/29/1997

__________
/1/Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
/2/Class A performance has been restated to reflect the maximum sales charge of 4.00%. Prior to 1/8/97, this was 4.75%. Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5.00%, declining 1.00% each year during the first five years and then converting to Class A shares after the fifth year. Class B shares have higher expenses than Class A shares.
/3/Class I shares have no sales load and are for institutional shareholders only.

[PHOTO APPEARS HERE]

THE AAL MONEY MARKET FUND

A Share Ticker . . . AMMXX . . . I Share Ticker . . . AALXX . . . A Share Assets
 . . .  $423,849,505 . . . B Share Assets . . . $3,336,184 . . . I Share Assets .
 . .  $25,323,940 . . . A Share NAV . . . $1.00 . . . B Share NAV . . . $1.00 . .
 . I Share NAV . . . $1.00 . . . Number of Securities in Portfolio. . . 129

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corp. (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

During the fiscal year ending April 30, 2001, The AAL Money Market Fund accomplished its objective of providing investors with a low risk investment alternative. It began the fiscal year with a seven-day yield of 5.46% and ended the fiscal year with a yield of 4.07%. This decline in yield closely tracked that of its benchmark, the Donoghue Money Market Index, and the Federal Funds rate. The one-year total return of the Fund after expenses was 5.7%.

Money market yields are highly influenced by changes in the Federal Funds rate. The Federal Funds rate is the overnight market rate that banks lend deposits they hold with Federal Reserve Banks, in excess of their required holdings, to other banks. It is a closely watched interest rate and is set by the Federal Reserve Open Market Committee (FOMC.) The FOMC changes this rate in order to promote economic growth or control the rate of price inflation in the U.S.

The U.S. economy began the year 2000 exhibiting strong economic growth and signs of inflationary pressures. In response to this the FOMC increased the Federal Funds rate from 5.50% where it began the year, to 6.50% by May 16, 2000. As the end of the year approached, the FOMC began to believe that the risk to the U.S. economy had changed to an expectation of economic weakness with little inflationary pressures. The Federal Funds rate was therefore reduced from 6.50%, where it ended the year 2000, to 4.00% on May 15, 2001. This decline of 2.50% in less than a five month period is considered to be a fairly aggressive move by the FOMC, and is designed to keep the US economy out of recession. As the FOMC reduced the Federal Funds rate, The AAL Money Market Fund’s yield also declined.

The strategy of The AAL Money Market Fund continues to be focused on offering investors a low risk investment alternative. The two primary influences on the performance of a money market fund are the specific securities the Fund invests in and its weighted average maturity (WAM.) The AAL Money Market Fund invests primarily in the commercial paper of corporations rated in the highest short-term rating category by two or more nationally recognized statistical rating organizations such as Moody’s or Standard and Poor’s. This is done to minimize the risk that any of the Fund’s investments will default. The Fund controls its maturity risk by maintaining its WAM close to that of the average money market fund in the Donoghue Money Market Index.

/s/ Michael R. Hilt

Michael R. Hilt
Portfolio Manager

THE AAL MONEY MARKET FUND
April 30, 2001

                     7-Day Yield+           7-Day Effective Yield+
                   -----------------------------------------------
 A Shares               4.00%                     4.08%
 B Shares               3.87%                     3.94%
 I Shares               4.21%                     4.30%

+Yield quotations more closely reflect the current earnings of the Fund than the total return.

Average Annual Total Returns/1/
April 30, 2001

                                                                 From      Inception
                                  1-Year   5-Year    10-Year   Inception     Date
----------------------------------------------------------------------------------------
Class A (without sales charge)    5.70%      5.13%    4.35%     5.15%       3/10/1988

Class B (without CDSC)            4.67%       N/A      N/A      4.14%        1/8/1997
Class B/2/ (with CDSC)           (0.33)%      N/A      N/A      3.94%        1/8/1997

Class I/3/                        6.07%       N/A      N/A      5.42%      12/29/1997

__________
/1/Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
/2/Class B performance reflects the maximum contingent deferred sales charge (CDSC) of 5.00%, declining 1.00% each year during the first five years and then converting to Class A shares after the fifth year. Class B shares have higher expenses than Class A. shares.
/3/Class I shares have no sales load and are for institutional shareholders only.

THE AAL HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS AS OF APRIL 30, 2001

Investment Objective

The Fund seeks high current income and secondarily capital growth by investing primarily in a diversified portfolio of high risk, high yield bonds commonly referred to as “junk bonds.” The Fund actively seeks to achieve the secondary objective of capital growth to the extent it is consistent with the primary objective of high current income.

    Principal
      Amount     Long-Term Fixed Income Investments (90.3%)              Interest Rate        Maturity Date      Market Value
Finance (1.5%)
     $750,000    Forest City Enterprises, Inc.                               8.500%              3/15/2008           $691,875
    1,000,000    Golden State Holdings, Inc.                                 7.000                8/1/2003            991,077
      300,000    Golden State Holdings, Inc.                                 6.750                8/1/2001            300,292
---------------------------------------------------------------------------------------------------------------------------------------
                                                Total Finance                                                       1,983,244
---------------------------------------------------------------------------------------------------------------------------------------

Industrial-Basic Materials (5.8%)
    1,250,000    Abitibi-Consolidated, Inc.                                  8.300                8/1/2005          1,301,979
    1,000,000    Century Aluminum Company/2/                                11.750               4/15/2008          1,050,000
    1,250,000    Hercules, Inc./2/                                          11.125              11/15/2007          1,262,500
      400,000    Huntsman Corporation/2/                                     9.500                7/1/2007            300,000
      750,000    Huntsman ICI Chemicals LLC                                 10.125                7/1/2009            765,000
      700,000    Huntsman Polymers Corporation                              11.750               12/1/2004            581,000
      250,000    ISP Holdings, Inc.                                          9.000              10/15/2003            231,250
    1,650,000    Lyondell Chemical Company                                   9.625                5/1/2007          1,707,750
      700,000    Sterling Chemicals, Inc.                                   12.375               7/15/2006            553,000
---------------------------------------------------------------------------------------------------------------------------------------
                                                Total Industrial-Basic Materials                                    7,752,479
---------------------------------------------------------------------------------------------------------------------------------------

Industrial-Capital Goods (6.8%)
    2,900,000    Allied Waste North America, Inc.                            7.625                1/1/2006          2,856,500
    1,000,000    Ball Corporation                                            7.750                8/1/2006          1,013,750
    1,650,000    Building Materials Corporation of America                   7.750               7/15/2005            940,500
    1,025,000    Consolidated Container Company LLC                         10.125               7/15/2009          1,017,312
    1,000,000    L-3 Communications Corporation                             10.375                5/1/2007          1,065,000
    1,000,000    Silgan Holdings, Inc.                                       9.000                6/1/2009          1,000,000
      800,000    Waste Management, Inc.                                      7.100                8/1/2026            813,443
      300,000    Waste Management, Inc.                                      7.000               5/15/2005            301,580
---------------------------------------------------------------------------------------------------------------------------------------
                                                Total Industrial-Capital Goods                                      9,008,085
---------------------------------------------------------------------------------------------------------------------------------------

Industrial-Communications (34.7%)
    1,000,000    Adelphia Business Solutions, Inc.                          12.250                9/1/2004            810,000
      750,000    American Tower Corporation/2/                               9.375                2/1/2009            748,125
    1,300,000    AT&T Canada, Inc./7/                                        0.000               6/15/2008          1,062,591
      500,000    British Sky Broadcasting Group plc                          8.200               7/15/2009            493,941
    1,500,000    British Sky Broadcasting Group plc                          7.300              10/15/2006          1,464,403
    1,250,000    Call-Net Enterprises, Inc.                                  8.000               8/15/2008            325,000
    1,500,000    Century Communications Corporation                          8.750               10/1/2007          1,425,000
    1,000,000    Charter Communications Holdings LLC                         8.625                4/1/2009            972,500
    2,500,000    Comcast Cable Communications, Inc.                          6.200              11/15/2008          2,412,373
    1,500,000    Crown Castle International Corporation                     10.750                8/1/2011          1,601,250
      900,000    CSC Holdings, Inc.                                          7.875              12/15/2007            908,112
      500,000    CSC Holdings, Inc./2/                                       7.625                4/1/2011            485,020
    1,250,000    EchoStar DBS Corporation                                    9.250                2/1/2006          1,275,000
      800,000    FairPoint Communications, Inc.                             12.500                5/1/2010            740,000
Industrial-Communications--continued
   $1,600,000    Flag, Ltd.                                                  8.250%              1/30/2008         $1,456,000
      800,000    Fox/Liberty Networks LLC                                    8.875               8/15/2007            820,000
    1,000,000    France Telecom SA/2/                                        7.750                3/1/2011          1,016,034
      800,000    Garden State Newspapers, Inc.                               8.625                7/1/2011            768,000
    3,250,000    Global Crossing, Ltd.                                       9.125              11/15/2006          3,087,500
    1,350,000    ICG Holdings, Inc./7/                                       0.000                5/1/2006             81,000
    1,000,000    KPNQwest NV                                                 8.125                6/1/2009            840,000
    2,750,000    Level 3 Communications, Inc.                                9.125                5/1/2008          1,773,750
      850,000    LIN Television Corporation                                  8.375                3/1/2008            788,375
      300,000    MasTec, Inc.                                                7.750                2/1/2008            288,750
    4,000,000    McLeodUSA, Inc./7/                                          0.000                3/1/2007          3,040,000
    1,000,000    Mediacom LLC/Mediacom Capital Corporation/2/                9.500               1/15/2013            975,000
      250,000    Mediacom LLC/Mediacom Capital Corporation                   7.875               2/15/2011            222,500
    1,650,000    Metromedia Fiber Network, Inc.                             10.000              11/15/2008          1,068,375
      850,000    Nextel Communications, Inc.                                 9.375              11/15/2009            703,375
      750,000    Nextel Communications, Inc.                                 0.000               9/15/2007            546,562
      900,000    Nextel Partners, Inc.                                      11.000               3/15/2010            778,500
    1,650,000    NEXTLINK Communications, Inc.                              10.750                6/1/2009            816,750
      705,000    NTL, Inc.                                                   9.750                4/1/2008            385,988
      900,000    Price Communications Wireless, Inc.                         9.125              12/15/2006            927,000
      500,000    PRIMEDIA, Inc.                                              7.625                4/1/2008            465,000
      400,000    Renaissance Media Group LLC/7/                              0.000               4/15/2008            312,000
    1,850,000    Rogers Cantel, Inc.                                         9.375                6/1/2008          1,831,500
    1,500,000    Rural Cellular Corporation                                  9.625               5/15/2008          1,365,000
      750,000    TeleCorp PCS, Inc.                                         10.625               7/15/2010            712,500
      600,000    Telewest Communications plc                                11.000               10/1/2007            577,500
    1,200,000    Telewest Communications plc                                 0.000               4/15/2009            678,000
    1,250,000    Tritel PCS, Inc./2/                                        10.375               1/15/2011          1,162,500
    2,500,000    United Pan-Europe Communications NV                        10.875               11/1/2007          1,625,000
    2,500,000    Williams Communications Group, Inc.                        10.875               10/1/2009          1,100,000
    1,650,000    Worldwide Fiber, Inc.                                      12.000                8/1/2009            214,500
    1,000,000    Young Broadcasting, Inc./2/                                10.000                3/1/2011            965,000
---------------------------------------------------------------------------------------------------------------------------------------
                                                Total Industrial-Communications                                    46,115,274
---------------------------------------------------------------------------------------------------------------------------------------

Industrial-Consumer Cyclical (12.1%)
      250,000    Cadmus Communications Corporation                           9.750                6/1/2009            230,000
    1,650,000    Harrah's Operating Company, Inc.                            7.500               1/15/2009          1,620,622
    2,500,000    HMH Properties, Inc.                                        7.875                8/1/2005          2,450,000
    2,000,000    Horseshoe Gaming Holding Corporation                        8.625               5/15/2009          2,005,000
    1,650,000    International Game Technology                               7.875               5/15/2004          1,672,687
      900,000    John Q. Hammons Hotels, Inc.                                8.875               2/15/2004            877,500
      500,000    Jupiters, Ltd.                                              8.500                3/1/2006            498,750
    1,000,000    Lear Corporation                                            7.960               5/15/2005          1,000,786
      600,000    Levi Strauss & Company                                      6.800               11/1/2003            555,000
    1,400,000    Mirage Resorts, Inc.                                        7.250              10/15/2006          1,387,624
    1,000,000    Park Place Entertainment Corporation                        8.875               9/15/2008          1,030,000
    2,100,000    Riviera Holdings Corporation                               10.000               8/15/2004          1,764,000
    1,000,000    Station Casinos, Inc.                                       8.875               12/1/2008          1,010,000
---------------------------------------------------------------------------------------------------------------------------------------
                                                Total Industrial-Consumer Cyclical                                 16,101,969
---------------------------------------------------------------------------------------------------------------------------------------

Industrial-Consumer Noncyclical (11.2%)
     $800,000    Abbey Healthcare Group, Inc.                                9.500%              11/1/2002           $804,000
    1,500,000    Beckman Coulter, Inc.                                       7.100                3/4/2003          1,511,087
    1,000,000    Bergen Brunswig Corporation                                 7.375               1/15/2003            977,008
      750,000    Beverly Enterprises, Inc.                                   9.000               2/15/2006            740,625
      750,000    Constellation Brands, Inc.                                  8.500                3/1/2009            756,563
      825,000    Fresh Foods, Inc.                                          10.750                6/1/2006            272,250
    2,150,000    HCA - The Healthcare Company                                6.910               6/15/2005          2,138,052
      300,000    HCA - The Healthcare Company                                6.730               7/15/2045            302,974
      750,000    Manor Care, Inc./2/                                         8.000                3/1/2008            761,250
    1,500,000    Omnicare, Inc./2/                                           8.125               3/15/2011          1,533,750
      250,000    Tenet Healthcare Corporation                                8.125               12/1/2008            259,375
    2,500,000    Tenet Healthcare Corporation                                8.000               1/15/2005          2,587,500
    2,000,000    Triad Hospitals Holdings, Inc.                             11.000               5/15/2009          2,195,000
---------------------------------------------------------------------------------------------------------------------------------------
                                                Total Industrial-Consumer Noncyclical                              14,839,434
---------------------------------------------------------------------------------------------------------------------------------------

Industrial-Energy (6.2%)
      750,000    Giant Industries, Inc.                                      9.750              11/15/2003            743,438
      100,000    Gulf Canada Resources, Ltd.                                 9.625                7/1/2005            104,000
      350,000    HS Resources, Inc.                                          9.875               12/1/2003            355,250
    1,000,000    HS Resources, Inc.                                          9.250              11/15/2006          1,045,000
      500,000    HS Resources, Inc.                                          9.250              11/15/2006            522,500
      500,000    Key Energy Services, Inc./2/                                8.375                3/1/2008            516,250
    1,500,000    Pioneer Natural Resources Company                           9.625                4/1/2010          1,641,835
      500,000    Pride Petroleum Services, Inc.                              9.375                5/1/2007            528,750
    1,500,000    R&B Falcon Corporation                                      9.500              12/15/2008          1,741,707
        7,473    TransTexas Gas Corporation                                 15.000               3/15/2005              5,614
    1,000,000    Vintage Petroleum, Inc.                                     9.000              12/15/2005          1,042,500
---------------------------------------------------------------------------------------------------------------------------------------
                                                Total Industrial-Energy                                             8,246,844
---------------------------------------------------------------------------------------------------------------------------------------

Industrial-Other (0.8%)
      950,898    Rocky River Private Placement/2/ /8/                        8.810               4/14/2007            996,580
---------------------------------------------------------------------------------------------------------------------------------------
                                                Total Industrial-Other                                                996,580
---------------------------------------------------------------------------------------------------------------------------------------

Industrial-Technology (0.2%)
      300,000    Fisher Scientific International, Inc.                       9.000                2/1/2008            301,500
---------------------------------------------------------------------------------------------------------------------------------------
                                                Total Industrial-Technology                                           301,500
---------------------------------------------------------------------------------------------------------------------------------------

Industrial-Transportation (0.8%)
    1,000,000    US Airways, Inc.                                            9.625                9/1/2003          1,008,229
---------------------------------------------------------------------------------------------------------------------------------------
                                                Total Industrial-Transportation                                     1,008,229
---------------------------------------------------------------------------------------------------------------------------------------

Utilities (10.2%)
    1,750,000    AES Corporation                                             9.500                6/1/2009          1,815,625
    1,000,000    Azurix Corporation                                         10.375               2/15/2007          1,012,500
    1,000,000    Calpine Canada Energy Finance Ulc                           8.500                5/1/2008          1,001,662
    3,500,000    Calpine Corporation                                         7.625               4/15/2006          3,434,707
    2,500,000    CMS Energy Corporation                                      7.500               1/15/2009          2,324,648
    1,500,000    Coastal Corporation/7/                                      6.125               7/21/2003          1,502,702
    1,450,000    Ferrellgas Partners, L.P.                                   9.375               6/15/2006          1,415,563
      300,000    Leviathan Finance Corporation                              10.375                6/1/2009            319,875

Utilities--continued
     $750,000    Progress Energy, Inc.                                       6.550%               3/1/2004           $764,248
---------------------------------------------------------------------------------------------------------------------------------------
                                                Total Utilities                                                    13,591,530
---------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------------
                                                Total Long-Term Fixed Income Investments
                                                (amortized cost basis $128,189,917)                               119,945,168
---------------------------------------------------------------------------------------------------------------------------------------

      Shares     Common Stocks (0.3%)                                                                            Market Value
=======================================================================================================================================

       89,428    Abraxas Petroleum Corporation*                                                                      $403,318
       89,428    Abraxas Petroleum Corporation (Warrants)*                                                             22,357
          750    Arcadia Financial, Ltd. (Warrants)*                                                                        8
          925    TransTexas Gas Corporation*                                                                           14,800
          500    Unifi Communications, Inc. (Warrants)*                                                                     5
---------------------------------------------------------------------------------------------------------------------------------------
                                                Total Common Stocks
                                                (cost basis $171,167)                                                 440,488
---------------------------------------------------------------------------------------------------------------------------------------

      Shares     Preferred Stocks (1.7%)                                  Coupon Rate         Maturity Date      Market Value
=======================================================================================================================================
          500    Fresenius Medical Care Capital Trust I                      9.000%              12/1/2006           $505,000
        1,800    Fresenius Medical Care Capital Trust II                     7.875                2/1/2008          1,746,000
        9,761    TransTexas Gas Corporation*                                                                              488
---------------------------------------------------------------------------------------------------------------------------------------
                                                Total Preferred Stocks
                                                (cost basis $2,222,535)                                             2,251,488
---------------------------------------------------------------------------------------------------------------------------------------

Shares/Principal
      Amount     Short-Term Investments (5.7%)                          Interest Rate1        Maturity Date      Market Value
=======================================================================================================================================
      120,156    Fidelity Domestic Portfolio Class III                                                               $120,156
     $100,000    Abbey National North America                                5.070%               8/8/2001             98,606
      800,000    Foreningsbanken AB                                          4.790               8/15/2001            788,717
    2,100,000    Gannett Company, Inc./6/                                    5.000                5/3/2001          2,099,417
    1,300,000    General Electric Capital Corporation                        4.180               8/14/2001          1,284,151
      300,000    KFW International Finance                                   4.270               6/27/2001            297,972
      400,000    National Australia Funding (De)                             5.050                5/3/2001            399,888
      200,000    Queensland Treasury Corporation                             4.240               7/23/2001            198,045
      200,000    Reseau Ferre de France                                      4.660               7/25/2001            197,799
    1,200,000    SBC Communications, Inc./6/                                 4.930               5/23/2001          1,196,384
      900,000    UBS Finance Corporation                                4.790-5.040           8/7-8/8/2001            887,936
---------------------------------------------------------------------------------------------------------------------------------------
                                                Total Short-Term Investments
                                                (amortized cost basis $7,569,071)                                   7,569,071
---------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------------
                                                TOTAL INVESTMENTS (98.0%)
                                                (amortized cost basis $138,152,690)                               130,206,215
---------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------------
                                                Other Assets, Less Liabilities (2.0%)                              2,694,083
---------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------------
                                                Net Assets (100.0%)                                              $132,900,298
---------------------------------------------------------------------------------------------------------------------------------------

__________________
* Non income-producing security
/1/ The interest rate reflects the discount rate at the date of purchase
/2/ 144A Security
/6/ 4(2) Commercial paper
/7/ Step Coupon Bond
/8/ Illiquid security valued at fair value

See page 43 for a complete discussion of investment terms.
The accompanying notes to the financial statements are an integral part of this schedule.

THE AAL MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS AS OF APRIL 30, 2001

Investment Objective

The Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation by investing primarily in a diversified portfolio of municipal bonds.

    Principal                                                                          Interest        Maturity        Market
      Amount     Municipal Bond Investments (97.2%)                                      Rate            Date           Value
=======================================================================================================================================

Alabama (0.2%)
   $1,000,000    Alabama 21st Century Authority Tobacco Settlement Revenue Bonds         5.750%        12/1/2020   $1,005,000
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Alabama                                             1,005,000
---------------------------------------------------------------------------------------------------------------------------------------
Alaska (0.6%)
    3,000,000    Northern Tobacco Securitization Corporation Alaska Tobacco
                 Settlement Revenue Bonds                                                6.200          6/1/2022    3,075,000
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Alaska                                              3,075,000
---------------------------------------------------------------------------------------------------------------------------------------
Arizona (2.2%)
    1,000,000    Coconino County, Arizona Pollution Control Corporation Revenue
                 Bonds (Nevada Power Company Project)                                    6.375         10/1/2036      942,500
    1,000,000    Maricopa County, Arizona Elementary School District #068
                 Alhambra General Obligation Bonds (AMBAC Insured)                       5.125          7/1/2012    1,018,750
    4,080,000    Maricopa County, Arizona Single Family Mortgage Revenue Bonds
                 (Series C-1) (GNMA/FNMA/FHLMC Insured) (Subject to 'AMT')               6.000         12/1/2024    4,656,300
    2,000,000    Mesa, Arizona Industrial Development Authority Revenue Bonds
                 (East/Maricopa College) (Series A)                                      6.250          7/1/2032    1,985,000
      500,000    Phoenix, Arizona Industrial Development Authority Single Family
                 Mortgage Revenue Bonds (Series A-1) (GNMA/FNMA/FHLMC
                 Insured)                                                                5.875          6/1/2016      515,000
    2,500,000    Pima County, Arizona Development Authority Educational Revenue
                 Bonds (Arizona Charter Schools Project) (Series A)                      6.750          7/1/2031    2,453,125
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Arizona                                            11,570,675
---------------------------------------------------------------------------------------------------------------------------------------
Arkansas (0.8%)
      980,000    Arkansas State Development Finance Authority Single Family
                 Mortgage Revenue Bonds (Series F) (GNMA Insured) (Subject to
                 'AMT')                                                                  7.450          1/1/2027      982,862
    1,415,000    Arkansas State, Arkansas General Obligation Bonds (College
                 Savings) (Series A)                                                     0.000          6/1/2012      820,700
    2,000,000    Blytheville, Arkansas Solid Waste Recycling and Sewer Treatment
                 Revenue Bonds (Nucor Corporation Project) (Subject to 'AMT')            6.900         12/1/2021    2,061,220
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Arkansas                                            3,864,782
---------------------------------------------------------------------------------------------------------------------------------------
California (8.6%)
    1,000,000    Benicia, California Unified School District General Obligation Bonds
                 (Series B) (MBIA Insured)                                               0.000          8/1/2018      373,750
    2,250,000    California Educational Facilities Authority Revenue Bonds (Stanford
                 University) (Series Q)                                                  5.250         12/1/2032    2,219,060
    1,185,000    California Rural Home Mortgage Finance Authority Single Family
                 Mortgage Revenue Bonds (Series D) (GNMA/FNMA Insured)
                 (Subject to 'AMT')                                                      6.000          6/1/2031    1,318,313
      360,000    California State General Obligation Bonds (MBIA Insured)                6.000         10/1/2010      398,700
    3,980,000    Contra Costa County, California Home Mortgage Revenue Bonds
                 (GNMA Insured) (Escrowed to Maturity)                                   7.500          5/1/2014    4,999,875
California--continued
     $740,000    Escondido Union High School District General Obligation Bonds
                 (MBIA Insured)                                                          0.000%        11/1/2020     $253,450
    7,145,000    Foothill/Eastern Transportation Corridor Agency California Toll Road
                 Revenue Bonds (Series A)/7/                                             0.000          1/1/2014    6,787,750
    6,000,000    Foothill/Eastern Transportation Corridor Agency California Toll Road
                 Revenue Bonds (Series A)/7/                                             0.000          1/1/2013    5,700,000
    5,000,000    Foothill/Eastern Transportation Corridor Agency California Toll Road
                 Revenue Bonds (Series A)/7/                                             0.000          1/1/2011    4,743,750
    5,000,000    Foothill/Eastern Transportation Corridor Agency California Toll Road
                 Revenue Bonds (Series A) (Escrowed to Maturity)/7/                      0.000          1/1/2009    4,625,000
    1,335,000    Foothill/Eastern Transportation Corridor Agency California Toll Road
                 Revenue Bonds (Series A) (Escrowed to Maturity)                         0.000          1/1/2005    1,151,438
    1,000,000    Los Angeles, California Department of Water and Power Electric
                 Plant Revenue Bonds                                                     6.100         2/15/2017    1,060,000
    4,200,000    Pomona, California Single Family Mortgage Revenue Bonds
                 (Series A) (GNMA/FNMA Insured) (Escrowed to Maturity)4                  7.600          5/1/2023    5,397,000
    3,480,000    Sacramento County, California Single Family Mortgage Revenue
                 Bonds (Subject to 'AMT') (Escrowed to Maturity)                         8.250          1/1/2021    4,637,100
    1,590,000    Saugus, California Union School District (Series A) (MBIA Insured)      0.000          9/1/2018      592,275
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total California                                         44,257,461
---------------------------------------------------------------------------------------------------------------------------------------
Colorado (3.0%)
      510,000    Aspen Valley Hospital District Revenue Bonds                            5.500        10/15/2016      493,425
      695,000    Colorado Educational and Cultural Facilities Authority Revenue
                 Bonds (Academy Charter School Project)                                  7.125        12/15/2030      688,919
    2,000,000    Colorado Educational and Cultural Facilities Authority Revenue
                 Bonds (Bromley East Project) (Series A)                                 7.250         9/15/2030    2,005,000
    2,500,000    Colorado Educational and Cultural Facilities Authority Revenue
                 Bonds (Classical Academy Project)                                       7.250         12/1/2030    2,509,375
    2,000,000    Colorado Health Facilities Authority Revenue Bonds (Evangelical
                 Lutheran)                                                               6.800         12/1/2020    2,010,000
    2,000,000    Colorado Housing and Finance Authority Revenue Bonds (Series E-3)       6.600          8/1/2017    2,205,000
    1,765,000    Colorado Housing and Finance Authority Revenue Bonds (Single
                 Family Program) (Series A-2) (Subject to 'AMT')                         7.450         10/1/2016    1,963,563
    1,100,000    Colorado Housing and Finance Authority Revenue Bonds (Single
                 Family Program) (Series A-3)                                            7.250          4/1/2010    1,218,250
    1,000,000    Colorado Housing and Finance Authority Revenue Bonds (Single
                 Family Program) (Series A-3)                                            6.300          8/1/2012    1,085,000
    1,000,000    Colorado Housing and Finance Authority Revenue Bonds (Single
                 Family Program) (Series C-3) (FHA/VA Insured)                           7.150         10/1/2030    1,120,000
      775,000    Colorado School of Mines Auxiliary Facilities Revenue Bonds
                 (MBIA Insured)                                                          0.000         12/1/2021      248,000
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Colorado                                           15,546,532
---------------------------------------------------------------------------------------------------------------------------------------
District of Columbia (0.4%)
    2,000,000    District of Columbia Tobacco Settlement Financing Corporation
                 Asset Backed Bonds                                                      6.250         5/15/2024    1,990,000
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total District of Columbia                                1,990,000
---------------------------------------------------------------------------------------------------------------------------------------
Florida (5.3%)
   $3,490,000    Clay County, Florida Housing Finance Authority Single Family
                 Mortgage Revenue Bonds (GNMA/FNMA Insured) (Subject to 'AMT')           6.000%         4/1/2029   $3,655,775
    3,225,000    Escambia County, Florida Health Facilities Authority Revenue Bonds
                 (Azalea Trace, Inc.)                                                    6.000          1/1/2015    2,991,188
      620,000    Florida State Board of Education Capital Outlay General Obligation
                 Bonds (MBIA Insured)                                                    9.125          6/1/2014      872,650
      765,000    Hillsborough County, Florida Industrial Development Authority
                 Revenue Bonds (Health Facilities Project- University Community
                 Hospital) (Series A)                                                    4.500         8/15/2003      749,700
    1,145,000    Leon County, Florida Educational Facilities Authority Certificates of
                 Participation (Escrowed to Maturity)                                    8.500          9/1/2017    1,555,769
    2,220,000    Manatee County, Florida Housing Finance Authority Single Family
                 Mortgage Revenue Bonds (Series 1) (GNMA/FNMA/ FHLMC
                 Insured) (Subject to 'AMT')                                             7.200          5/1/2028    2,444,775
    1,000,000    Orange County, Florida Health Facilities Authority Revenue Bonds
                 (Adventist Health Systems)                                              5.850        11/15/2010    1,016,250
    1,320,000    Orange County, Florida Health Facilities Authority Revenue Bonds
                 (Adventist Health Systems)                                              5.750        11/15/2008    1,353,000
    1,180,000    Orange County, Florida Health Facilities Authority Revenue Bonds
                 (Adventist Health Systems)                                              5.650        11/15/2006    1,205,075
    2,000,000    Orange County, Florida Health Facilities Authority Revenue Bonds
                 (Orlando Regional Healthcare Project) (Series A) (MBIA Insured)         6.250         10/1/2018    2,252,500
    1,775,000    Orange County, Florida Housing Finance Authority Homeowner
                 Revenue Bonds (Series B-1) (GNMA/FNMA Insured) (Subject to
                 'AMT')                                                                  5.900          9/1/2028    1,834,906
    1,800,000    Palm Beach County, Florida Housing Finance Authority Single
                 Family Homeowner Revenue Bonds (Series A-1) (GNMA/FNMA
                 Insured) (Subject to 'AMT')                                             5.900         10/1/2027    1,860,750
    2,000,000    Pinellas County, Florida Housing Finance Authority Single Family
                 Housing Revenue Bonds (Multi-County Program) (Series B-1)
                 (Subject to 'AMT)                                                       7.250          9/1/2029    2,210,000
    3,000,000    Pinellas County, Florida Housing Finance Authority Single Family
                 Housing Revenue Bonds (Series A-1) (GNMA/FNMA Insured)
                 (Subject to 'AMT')                                                      7.200          9/1/2029    3,333,750
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Florida                                            27,336,088
---------------------------------------------------------------------------------------------------------------------------------------
Georgia (0.3%)
    1,500,000    Savannah, Georgia Economic Development Authority Student
                 Housing Revenue Bonds (State University Project) (Series A)
                 (ACA Insured)                                                           6.750        11/15/2020    1,567,500
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Georgia                                             1,567,500
---------------------------------------------------------------------------------------------------------------------------------------
Illinois (13.2%)
    2,090,000    Alton, Illinois Hospital Facilities Revenue and Refunding Bonds
                 (St. Anthonys Health Center)                                            5.500          9/1/2006    2,027,300
    1,000,000    Broadview, Illinois Tax Increment Revenue Bonds                         5.375          7/1/2015      976,250
    2,000,000    Broadview, Illinois Tax Increment Revenue Bonds                         5.250          7/1/2012    1,970,000
    2,000,000    Chicago, Illinois Capital Appreciation General Obligation Bonds
                 (Series A) (MBIA Insured)                                               0.000          1/1/2018    1,135,000
Illinois--continued
   $1,000,000    Chicago, Illinois Capital Appreciation General Obligation Bonds
                 (Series A) (MBIA Insured)                                               0.000%         1/1/2016     $577,500
    1,685,000    Chicago, Illinois Single Family Mortgage Revenue Bonds
                 (Series A) (GNMA/FNMA/FHLMC Insured) (Subject to 'AMT')                 7.250          9/1/2028    1,830,330
    6,500,000    Chicago, Illinois Single Family Mortgage Revenue Bonds
                 (Series C) (GNMA/FNMA/FHLMC Insured) (Subject to 'AMT')                 7.050         10/1/2030    7,198,750
    2,200,000    Chicago, Illinois Single Family Mortgage Revenue Bonds
                 (Series C) (GNMA/FNMA/FHLMC Insured) (Subject to 'AMT')                 7.000          3/1/2032    2,439,250
    2,250,000    Cook County, Illinois General Obligation Bonds (Series B)
                 (FGIC Insured)                                                          5.500        11/15/2022    2,250,000
    1,815,000    Cook County, Illinois School District #99 Cicero General Obligation
                 Bonds (FGIC Insured)                                                    8.500         12/1/2016    2,482,013
    1,565,000    Cook County, Illinois School District #99 Cicero General Obligation
                 Bonds (FGIC Insured)                                                    8.500         12/1/2014    2,106,880
    1,250,000    Cook County, Illinois School District #99 Cicero General Obligation
                 Bonds (FGIC Insured)                                                    8.500         12/1/2011    1,635,938
    3,500,000    Illinois Development Finance Authority Hospital Revenue Bonds
                 (Adventist Health System/Sunbelt Obligation)                            5.500        11/15/2029    3,031,875
    1,290,000    Illinois Development Finance Authority Revenue Bonds (Community
                 Rehabilitation Providers) (Series A)                                    5.700          7/1/2007    1,251,300
    4,500,000    Illinois Development Finance Authority Revenue Bonds (FSA Insured)      0.000          1/1/2016    2,041,875
    4,900,000    Illinois Educational Facilities Authority Revenue Bonds
                 (Northwestern University)                                               5.250         11/1/2032    5,040,875
      380,000    Illinois Health Facilities Authority Prerefunded Revenue Bonds
                 (Series B) (MBIA/IBC Insured)                                           5.250         8/15/2018      406,125
    1,600,000    Illinois Health Facilities Authority Revenue Bonds (Bethesda Home
                 and Retirement) (Series A)                                              6.250          9/1/2014    1,582,000
    1,000,000    Illinois Health Facilities Authority Revenue Bonds (Riverside
                 Health System)                                                          6.850        11/15/2029    1,046,250
    4,180,000    Illinois Health Facilities Authority Revenue Bonds (Rush-
                 Presbyterian - St. Lukes ) (Series A) (MBIA Insured)                    5.250        11/15/2014    4,206,125
    2,000,000    Illinois Health Facilities Authority Revenue Bonds (Swedish
                 American Hospital)                                                      6.875        11/15/2030    2,070,000
    2,875,000    Illinois Health Facilities Authority Revenue Bonds (Thorek Hospital
                 and Medical Center)                                                     5.250         8/15/2018    2,328,750
    2,120,000    Illinois Health Facilities Authority Unrefunded Revenue Bonds
                 (Series B) (MBIA/IBC Insured)                                           5.250         8/15/2018    2,088,200
    3,000,000    Illinois Regional Transportation Authority Revenue Bonds
                 (Series A) (FGIC Insured)                                               6.700         11/1/2021    3,532,500
    3,065,000    Illinois State Sales Tax Revenue Bonds (Series L)                       0.000         6/15/2012    3,432,800
      450,000    Lake County, Illinois Community High School District #127
                 Grayslake General Obligation Bonds (FSA Insured)                        0.000         11/1/2019      159,750
      450,000    Lake County, Illinois Community High School District #127
                 Grayslake General Obligation Bonds (FSA Insured)                        0.000         11/1/2018      171,000
      450,000    Lake County, Illinois Community High School District #127
                 Grayslake General Obligation Bonds (FSA Insured)                        0.000         11/1/2017      181,685
      250,000    Lake County, Illinois Community High School District #127
                 Grayslake General Obligation Bonds (FSA Insured)                        0.000         11/1/2015      115,625
Illinois--continued
   $3,035,000    McHenry County, Illinois Community High School District #157
                 General Obligation Bonds (FSA Insured)                                  9.000%        12/1/2017   $4,317,288
    4,000,000    McLean County, Illinois Airport Authority Revenue Bonds (Subject
                 to 'AMT')                                                               6.050         12/1/2019    3,895,000
      500,000    Southwestern Illinois Development Authority Revenue Bonds
                 (Anderson Hospital)                                                     5.625         8/15/2029      410,000
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Illinois                                           67,938,234
---------------------------------------------------------------------------------------------------------------------------------------
Indiana (2.4%)
    2,225,000    Allen County, Indiana Industrial Certificates of Participation
                 (MBIA/IBC Insured)                                                      6.500         11/1/2017    2,284,052
      500,000    East Chicago, Indiana Elementary School Building Corporation
                 Revenue Bonds                                                           6.250          1/5/2016      548,125
    1,095,000    Indiana State Toll Road Revenue Bonds (Escrowed to Maturity)            9.000          1/1/2015    1,486,463
      985,000    Indiana Transportation Finance Authority Highway Revenue Bonds
                 Prerefunded (MBIA/IBC Insured) (Escrowed to Maturity)                   7.250          6/1/2015    1,184,463
    3,565,000    Indiana Transportation Finance Authority Highway Revenue Bonds
                 Unrefunded (MBIA/IBC Insured)                                           7.250          6/1/2015    4,367,125
    2,500,000    Petersburg, Indiana Industrial Pollution Control Revenue Bonds
                 (Indianapolis Power and Light Company) (Series A) (MBIA/IBC
                 Insured)                                                                6.100          1/1/2016    2,603,125
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Indiana                                            12,473,353
---------------------------------------------------------------------------------------------------------------------------------------
Iowa (0.2%)
    1,100,000    Iowa Finance Authority Economic Development Revenue Bonds
                 (Foundation for Affordable Housing Project) (Series A)                  5.650          4/1/2033    1,138,500
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Iowa                                                1,138,500
---------------------------------------------------------------------------------------------------------------------------------------
Kansas (1.2%)
    4,140,000    Kansas City, Kansas Utility System Revenue Bonds (FGIC Insured)         6.375          9/1/2023    4,450,500
    1,810,000    Sedgwick and Shawnee Counties, Kansas Single Family Mortgage
                 Revenue Bonds (Series A-2) (GNMA Insured) (Subject to 'AMT)             6.700          6/1/2029    1,954,800
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Kansas                                              6,405,300
---------------------------------------------------------------------------------------------------------------------------------------
Kentucky (0.6%)
    3,000,000    Trimble County, Kentucky Pollution Control Revenue Bonds
                 (Series B) (AMBAC Insured) (Subject to 'AMT')                           6.550         11/1/2020    3,120,000
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Kentucky                                            3,120,000
---------------------------------------------------------------------------------------------------------------------------------------
Louisiana (4.5%)
    4,765,000    East Baton Rouge, Louisiana Mortgage Finance Authority Single Family
                 Revenue Bonds (Series A) (GNMA/FNMA Insured) (Subject to 'AMT')         6.125          4/1/2026    4,907,950
      490,000    East Baton Rouge, Louisiana Mortgage Finance Authority Single Family
                 Revenue Bonds (Series B) (GNMA/FNMA Insured) (Subject to 'AMT')         6.125         10/1/2022      504,088
    4,200,000    Jefferson Parish, Louisiana Home Mortgage Authority Single Family
                 Mortgage Revenue Bonds (Series A-2) (GNMA/FNMA Insured)
                 (Subject to 'AMT')                                                      7.500         12/1/2030    4,656,750
    1,745,000    Jefferson Parish, Louisiana Home Mortgage Authority Single Family
                 Mortgage Revenue Bonds (Series D-1) (FNMA/GNMA Insured)                 7.500          6/1/2026    1,923,863
    2,660,000    Louisiana Housing Finance Agency Single Family Mortgage Revenue
                 Bonds (Series A-2) (GNMA/FNMA/FHLMC Insured) (Subject to 'AMT')         7.800         12/1/2026    2,932,650
    1,250,000    Louisiana Housing Finance Agency Single Family Mortgage Revenue
                 Bonds (Series D-2) (GNMA/FNMA Insured) (Subject to 'AMT')               7.050          6/1/2031    1,371,875
Louisiana--continued
   $3,000,000    Louisiana Public Facilities Authority Hospital Revenue Bonds
                 (Lake Charles Memorial) (AMBAC/TCRS Insured)                            8.625%        12/1/2030   $3,753,750
    2,605,000    Regional Transportation Authority Louisiana Sales Tax Revenue
                 Bonds (Series A) (FGIC Insured)                                         8.000         12/1/2012    3,327,888
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Louisiana                                          23,378,814
---------------------------------------------------------------------------------------------------------------------------------------
Maryland (0.2%)
    1,005,000    Prince Georges County, Maryland Housing Authority Single Family
                 Mortgage Revenue Bonds (Series A) (GNMA/FNMA/ FHLMC
                 Insured) (Subject to 'AMT')                                             6.000          8/1/2032    1,131,880
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Maryland                                            1,131,880
---------------------------------------------------------------------------------------------------------------------------------------
Massachusetts (2.0%)
      725,000    Massachusetts State Development Finance Agency Revenue Bonds
                 (Devens Electric Systems)                                               5.625         12/1/2016      703,250
    1,000,000    Massachusetts State Health and Educational Facilities Authority
                 Revenue Bonds (Caritas Christi Regional) (Series A)                     5.625          7/1/2020      846,250
    2,000,000    Massachusetts State Health and Educational Facilities Authority
                 Revenue Bonds (Milford-Whitinsville Regional) (Series C)                5.750         7/15/2013    1,800,000
      990,000    Massachusetts State Health and Educational Facilities Authority
                 Revenue Bonds (Partners Healthcare Systems, Series C)                   6.000          7/1/2018    1,009,800
    1,000,000    Massachusetts State Health and Educational Facilities Authority
                 Revenue Bonds (Partners Healthcare Systems, Series C)                   6.000          7/1/2016    1,032,500
    4,000,000    Massachusetts State Industrial Finance Agency Revenue Bonds
                 (Bradford College) (ACA Insured)                                        5.250         11/1/2018    3,430,000
    1,170,000    Westfield, Massachusetts General Obligation Bonds (FGIC Insured)        6.500          5/1/2014    1,329,413
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Massachusetts                                      10,151,213
---------------------------------------------------------------------------------------------------------------------------------------
Michigan (4.7%)
    3,965,000    Chelsea, Michigan Economic Development Corporation, Ltd
                 Obligation Revenue Bonds (United Methodist Retirement)                  5.400        11/15/2027    2,904,363
      545,000    Chelsea, Michigan Economic Development Corporation, Ltd
                 Obligation Revenue Bonds (United Methodist Retirement)                  4.900        11/15/2006      483,006
      515,000    Chelsea, Michigan Economic Development Corporation, Ltd
                 Obligation Revenue Bonds (United Methodist Retirement)                  4.800        11/15/2005      465,430
    1,750,000    Dickinson County, Michigan Healthcare System Hospital Revenue
                 Bonds                                                                   5.700         11/1/2018    1,410,938
    2,500,000    Dickinson County, Michigan Healthcare System Hospital Revenue
                 Bonds                                                                   5.500         11/1/2013    2,156,250
    2,000,000    East Lansing, Michigan Building Authority General Obligation Bonds      5.700          4/1/2020    2,107,500
    1,000,000    Grand Valley, Michigan State University Revenue Bonds (MBIA
                 Insured)                                                                5.250         10/1/2017    1,015,000
      135,000    Hillsdale, Michigan Hospital Finance Authority Revenue Bonds
                 (Hillsdale Community Health Center)                                     4.800         5/15/2005      127,406
      260,000    Hillsdale, Michigan Hospital Finance Authority Revenue Bonds
                 (Hillsdale Community Health Center)                                     4.700         5/15/2004      248,950
      100,000    Hillsdale, Michigan Hospital Finance Authority Revenue Bonds
                 (Hillsdale Community Health Center)                                     4.600         5/15/2002       98,449
    1,500,000    John Tolfree Health Systems Corporation Michigan Mortgage
                 Revenue Bonds                                                           6.000         9/15/2023    1,254,375
Michigan--continued
   $7,000,000    Michigan Public Power Agency Revenue Bonds (Belle River Project)
                 (Series B)                                                              5.000%         1/1/2019   $6,781,250
      950,000    Michigan State Hospital Finance Authority Revenue Bonds (Hackley
                 Hospital) (Series A)                                                    4.800          5/1/2005      923,875
    1,250,000    Michigan State Hospital Finance Authority Revenue Bonds (McLaren
                 Obligation Group Project) (Series A)                                    5.250        10/15/2007    1,260,938
      490,000    Summit Academy North Michigan Public School Academy Certificates
                 of Participation                                                        8.375          7/1/2030      508,375
      990,000    Summit Academy North Michigan Public School Academy Certificates
                 of Participation                                                        6.550          7/1/2014      976,388
    1,000,000    Trenton, Michigan Building Authority General Obligation Bonds
                 (AMBAC Insured)                                                         5.600         10/1/2019    1,026,250
      360,000    Western Michigan University Revenue Bonds (Series B) (AMBAC
                 Insured)                                                                6.500         7/15/2021      369,677
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Michigan                                           24,118,420
---------------------------------------------------------------------------------------------------------------------------------------
Minnesota (1.7%)
      375,000    Chaska, Minnesota Economic Development Authority School Facilities
                 Lease Revenue Bonds (Independent School District #112) (Series A)       5.125         12/1/2010      379,219
    2,050,000    Elk River, Minnesota Independent School District #728 General
                 Obligation Bonds (Series B)                                             0.000          2/1/2011    1,291,500
      525,000    Scott County, Minnesota Housing and Redevelopment Authority
                 Facilities Lease Revenue Bonds (Workforce Center Project)               5.000          2/1/2018      492,188
      300,000    Scott County, Minnesota Housing and Redevelopment Authority
                 Facilities Lease Revenue Bonds (Workforce Center Project)               5.000          2/1/2017      282,375
    3,000,000    Southern Minnesota Municipal Power Agency Power Supply Revenue
                 Bonds (Series A) (MBIA Insured)                                         0.000          1/1/2024      862,500
    5,000,000    White Earth Band of Chippewa Indians Minnesota Revenue Bonds
                 (Series A) (ACA Insured)                                                7.000         12/1/2011    5,187,500
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Minnesota                                           8,495,282
---------------------------------------------------------------------------------------------------------------------------------------
Mississippi (0.7%)
    3,720,000    Mississippi Development Bank Special Obligation Municipal
                 Facilities Authority Revenue Bonds (Mississippi Natural Gas
                 Project) (MBIA Insured)                                                 4.125          1/1/2009    3,403,800
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Mississippi                                         3,403,800
---------------------------------------------------------------------------------------------------------------------------------------
Missouri (2.0%)
    1,385,000    Cameron, Missouri Industrial Development Authority Health Facilities
                 Revenue Bonds (Cameron Community Hospital) (ACA Insured)                6.250         12/1/2012    1,409,238
      500,000    Missouri State Development Finance Board Infrastructure Facilities
                 Revenue Bonds (Eastland Center Project Phase II) (Series B)             6.000          4/1/2021      495,625
      785,000    Missouri State Development Finance Board Infrastructure Facilities
                 Revenue Bonds (Eastland Center Project Phase II) (Series B)             5.875          4/1/2017      785,980
    1,180,000    Missouri State Health and Educational Facilities Authority Prerefunded
                 Revenue Bonds (Bethesda Health) (Series A)                              7.500         8/15/2012    1,334,875
    2,195,000    Missouri State Health and Educational Facilities Authority Unrefunded
                 Revenue Bonds (Bethesda Health) (Series A)                              7.500         8/15/2012    2,312,980
    1,530,000    Missouri State Housing Development Commission Single Family
                 Mortgage Revenue Bonds (Series B-1) (GNMA/FNMA Insured)
                 (Subject to 'AMT')                                                      7.450          9/1/2031    1,698,300
Missouri--continued
   $2,125,000    Missouri State Housing Development Commission Single Family
                 Mortgage Revenue Bonds (Series C-1) (GMNA/FNMA Insured)
                 (Subject to 'AMT')                                                      7.150%         3/1/2032   $2,340,156
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Missouri                                           10,377,154
---------------------------------------------------------------------------------------------------------------------------------------
Montana (1.4%)
    1,000,000    Montana Health Facilities Authority Revenue Bonds (Kalispell
                 Regional Medical Center Project) (AMBAC Insured)                        4.700          7/1/2014      943,750
      260,000    Montana State Board of Housing Single Family Mortgage Revenue
                 Bonds (Series A-1)                                                      6.000          6/1/2016      272,350
      995,000    Montana State Board of Housing Single Family Mortgage Revenue
                 Bonds (Series A-2) (Subject to 'AMT')                                   6.250          6/1/2019    1,029,825
    1,340,000    Montana State Board of Regents Revenue Bonds (Higher Education-
                 University of Montana) (Series F) (MBIA Insured)                        5.750         5/15/2016    1,418,725
    3,480,000    Montana State Health Facilities Authority Revenue Bonds (Hillcrest
                 Senior Living Project)                                                  7.375          6/1/2030    3,449,550
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Montana                                             7,114,200
---------------------------------------------------------------------------------------------------------------------------------------
Nebraska (1.6%)
    2,500,000    American Public Energy Agency Nebraska Gas Supply Revenue Bonds
                 (Nebraska Public Gas Agency Project) (Series A) (AMBAC Insured)         4.500          6/1/2004    2,500,000
    2,560,000    American Public Energy Agency Nebraska Gas Supply Revenue Bonds
                 (Nebraska Public Gas Agency Project) (Series A) (AMBAC Insured)         4.375          6/1/2010    2,403,200
      750,000    American Public Energy Agency Nebraska Gas Supply Revenue Bonds
                 (Nebraska Public Gas Agency Project) (Series A) (AMBAC Insured)         4.250          6/1/2006      726,563
    2,000,000    American Public Energy Agency Nebraska Gas Supply Revenue Bonds
                 (Nebraska Public Gas Agency Project) (Series A) (AMBAC/TCRS
                 Insured)                                                                4.450          6/1/2008    1,905,000
      170,000    American Public Energy Agency Nebraska Gas Supply Revenue Bonds
                 (Nebraska Public Gas Agency Project) (Series C) (AMBAC Insured)         4.300          3/1/2011      152,788
      300,000    American Public Energy Agency Nebraska Gas Supply Revenue Bonds
                 (Nebraska Public Gas Agency Project) (Series C) (AMBAC Insured)         4.100          9/1/2009      272,625
      500,000    American Public Energy Agency Nebraska Gas Supply Revenue Bonds
                 (Nebraska Public Gas Agency Project) (Series C) (AMBAC Insured)         4.000          9/1/2004      488,750
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Nebraska                                            8,448,926
---------------------------------------------------------------------------------------------------------------------------------------
Nevada (0.9%)
    2,000,000    Clark County, Nevada Industrial Development Revenue Bonds
                 (Nevada Power Company Project) (Series C)                               5.500         10/1/2030    1,677,500
    2,500,000    Washoe County, Nevada General Obligation Bonds (Reno-Sparks
                 Convention) (Series A) (FSA Insured)                                    6.400          7/1/2029    2,725,000
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Nevada                                              4,402,500
---------------------------------------------------------------------------------------------------------------------------------------
New Mexico (1.6%)
    1,000,000    Hobbs, New Mexico Multi-Family Revenue Bonds (Washington Place
                 Apartments) (Series A) (ACA Insured)                                    6.625         9/15/2020    1,021,250
    2,525,000    New Mexico Mortgage Finance Authority Revenue Bonds (Series F)
                 (GNMA/FNMA Insured)                                                     7.000          1/1/2026    2,903,750
      995,000    New Mexico Mortgage Finance Authority Single Family Mortgage
                 Capital Appreciation Revenue Bonds (Series D-2) (Subject to 'AMT')      0.000          9/1/2019      624,363
    3,430,000    New Mexico Mortgage Finance Authority Single Family Mortgage
                 Revenue Bonds (Series C-2) (GNMA/FNMA Insured) (Subject to 'AMT')       6.950          9/1/2031    3,901,625
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total New Mexico                                          8,450,988
---------------------------------------------------------------------------------------------------------------------------------------

New York (6.0%)
   $2,000,000    New York Counties Tobacco Trust Settlement Pass-Through
                 Revenue Bonds (Series B)                                                5.800%         6/1/2023   $2,035,000
    3,000,000    New York, New York General Obligation Bonds (Series H) (FSA
                 Insured)                                                                5.250         3/15/2016    3,033,750
    2,000,000    New York State Dormitory Authority Revenue Bonds (State
                 University Educational Facilities) (Series A)                           7.500         5/15/2013    2,492,500
    5,000,000    New York State Dormitory Authority Revenue Bonds (State
                 University Educational Facilities) (Series A)                           5.875         5/15/2017    5,412,500
    2,000,000    New York State Local Government Assistance Corporation Revenue
                 Bonds (Series E) (MBIA/IBC Insured)                                     5.250          4/1/2016    2,075,000
    4,100,000    New York State Mortgage Agency Revenue Bonds (Homeowner
                 Mortgage) (Series 96)                                                   5.350          4/1/2017    4,166,625
    3,735,000    New York State Mortgage Agency Revenue Bonds (Series 26)                5.350         10/1/2016    3,791,025
    3,000,000    New York State Thruway Authority General Revenue Bonds (Series E)       5.000          1/1/2016    2,973,750
    5,000,000    Triborough Bridge and Tunnel Authority New York Revenue Bonds
                 (Series Q)                                                              5.000          1/1/2017    4,912,500
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total New York                                           30,892,650
---------------------------------------------------------------------------------------------------------------------------------------
North Carolina (3.1%)
    1,170,000    Fayetteville, North Carolina Public Works Commission Revenue
                 Bonds (FSA Insured)                                                     5.125          3/1/2017    1,158,300
    3,000,000    North Carolina Eastern Municipal Power Agency Power System
                 Revenue Bonds                                                           6.000          1/1/2014    3,011,250
      320,000    North Carolina Eastern Municipal Power Agency Power System
                 Revenue Bonds                                                           6.000          1/1/2013      322,000
    1,320,000    North Carolina Eastern Municipal Power Agency Power System
                 Revenue Bonds (Series A)                                                6.000          1/1/2026    1,445,400
    1,300,000    North Carolina Eastern Municipal Power Agency Power System
                 Revenue Bonds (Series B)                                                6.250          1/1/2012    1,324,375
      100,000    North Carolina Eastern Municipal Power Agency Power System
                 Revenue Bonds (Series B)                                                6.000          1/1/2006      104,250
    1,960,000    North Carolina Eastern Municipal Power Agency Power System
                 Revenue Bonds (Series B)                                                5.500          1/1/2021    1,795,850
    2,000,000    North Carolina Eastern Municipal Power Agency Power System
                 Revenue Bonds (Series D)                                                6.750          1/1/2026    2,077,500
    1,695,000    North Carolina Eastern Municipal Power Agency Power System
                 Revenue Bonds (Series D)                                                5.875          1/1/2013    1,697,119
      100,000    North Carolina Eastern Municipal Power Agency Power System
                 Revenue Bonds (Series G)                                                5.750         12/1/2016       97,125
      250,000    North Carolina Municipal Power Agency #1 Catawba Electric
                 Revenue Bonds (Series B)                                                6.500          1/1/2009      268,750
      610,000    North Carolina Municipal Power Agency #1 Catawba Electric
                 Revenue Bonds (Series B)                                                6.375          1/1/2013      635,925
    1,250,000    North Carolina Municipal Power Agency #1 Catawba Electric
                 Revenue Bonds (Series B)                                                6.250          1/1/2007    1,320,310
      500,000    North Carolina Municipal Power Agency #1 Catawba Electric
                 Revenue Bonds (Series B)                                                6.000          1/1/2020      492,500
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total North Carolina                                     15,750,654
---------------------------------------------------------------------------------------------------------------------------------------
North Dakota (0.7%)
   $4,000,000    Ward County North Dakota Health Care Facilitites Revenue Bonds
                 (Trinity Medical Center)                                                6.250%         7/1/2021   $3,765,000
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total North Dakota                                        3,765,000
---------------------------------------------------------------------------------------------------------------------------------------
Ohio (1.8%)
    1,700,000    Cincinnati, Ohio General Obligation Bonds                               5.375         12/1/2019    1,717,000
    2,500,000    Montgomery County, Ohio Hospital Revenue Bonds (Kettering
                 Medical Center)                                                         6.750          4/1/2022    2,537,500
    2,000,000    Montgomery County, Ohio Hospital Revenue Bonds (Kettering
                 Medical Center)                                                         6.750          4/1/2018    2,045,000
    2,980,000    Ohio Housing Finance Agency Mortgage Residential Revenue
                 Bonds (Series A-1) (GNMA Insured) (Subject to 'AMT')                    5.750          9/1/2026    3,058,225
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Ohio                                                9,357,725
---------------------------------------------------------------------------------------------------------------------------------------
Oklahoma (0.9%)
    1,000,000    Oklahoma Housing Finance Agency Single Family Mortgage Revenue
                 Bonds (Series D-2) (GNMA/FNMA Insured) (Subject to 'AMT')               7.100          9/1/2028    1,106,250
      500,000    Oklahoma Housing Finance Agency Single Family Revenue Bonds
                 (Series C-2) (Subject to 'AMT')                                         7.550          9/1/2028      561,875
    3,000,000    Payne County, Oklahoma Economic Development Authority Student
                 Housing Revenue Bonds (Collegiate Housing Foundation) (Series A)        6.375          6/1/2030    3,060,000
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Oklahoma                                            4,728,125
---------------------------------------------------------------------------------------------------------------------------------------
Oregon (0.8%)
      550,000    Forest Grove, Oregon Revenue Bonds (Campus Improvement -
                 Pacific University)                                                     6.000          5/1/2015      577,500
    3,500,000    Klamath Falls, Oregon Inter Community Hospital Authority Revenue
                 Bonds (Gross-Merle West Medical Center Project)                         7.100          9/1/2024    3,583,125
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Oregon                                              4,160,625
---------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania (3.0%)
    2,480,000    Allegheny County, Pennsylvania Redevelopment Authority Tax
                 Increment Revenue Bonds (Waterfront Project) (Series B)                 6.000        12/15/2010    2,588,500
    2,550,000    Allegheny County, Pennsylvania Redevelopment Authority Tax
                 Increment Revenue Bonds (Waterfront Project) (Series C)                 6.550        12/15/2017    2,655,188
    4,000,000    Carbon County, Pennsylvania Industrial Development Authority
                 Revenue Bonds (Panther Creek Partners Project) (Subject to 'AMT')       6.650          5/1/2010    4,130,000
    2,000,000    Lebanon County, Pennsylvania Good Samaritan Hospital Authority
                 Revenue Bonds                                                           6.000        11/15/2018    1,822,500
    1,880,000    Montgomery County, Pennsylvania Higher Education and Health
                 Authority Revenue Bonds (Foulkeways at Gwynedd Project)                 6.750        11/15/2030    1,877,650
      435,000    Montgomery County, Pennsylvania Higher Education and Health
                 Authority Revenue Bonds (Foulkeways at Gwynedd Project)                 6.750        11/15/2024      441,525
    1,000,000    Pennsylvania Housing Finance Agency Single Family Mortgage
                 Revenue Bonds (FHA Insured) (Subject to 'AMT')                          5.375         10/1/2028    1,001,250
      500,000    Pennsylvania State Higher Education Assistance Agency Student
                 Loan Revenue Bonds (Series C) (AMBAC Insured) (Subject to 'AMT')        7.150          9/1/2021      518,620
      200,000    Pennsylvania State Higher Education Facilities Authority Health
                 Services Revenue Bonds (Allegheny, Delaware Project) (Series A)
                 (MBIA Insured)                                                          4.900        11/15/2001      201,824
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Pennsylvania                                       15,237,057
---------------------------------------------------------------------------------------------------------------------------------------
South Carolina (2.4%)
   $3,320,000    Piedmont Municipal Power Agency South Carolina Electric Revenue
                 Bonds (Series A)                                                        6.550%         1/1/2016   $3,320,100
    1,000,000    South Carolina Jobs Economic Development Facilities Authority
                 Hospital Revenue Bonds (Palmetto Health Alliance) (Series A)            7.000        12/15/2010    1,030,000
    7,800,000    Tobacco Settlement Revenue Management Authority South Carolina
                 Revenue Bonds (Series B)                                                6.375         5/15/2028    7,751,250
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total South Carolina                                     12,101,350
---------------------------------------------------------------------------------------------------------------------------------------
South Dakota (0.4%)
    2,500,000    South Dakota State Health and Educational Facilities Authority
                 Revenue Bonds (Prairie Lakes Health Care System, Inc.) (ACA/CBI
                 Insured)                                                                5.650          4/1/2022    2,225,000
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total South Dakota                                        2,225,000
---------------------------------------------------------------------------------------------------------------------------------------
Tennessee (1.4%)
    4,195,000    Metropolitan Government Nashville and Davidson County Tennessee
                 Industrial Development Board Revenue Bonds (Series A)                   6.625         3/20/2036    4,535,844
      300,000    Municipal Energy Acquisition Corporation Tennessee Gas Revenue
                 Bonds (FSA Insured)                                                     4.125          3/1/2008      279,375
    1,915,000    Tennergy Corporation Gas Revenue Bonds (MBIA Insured)                   4.125          6/1/2009    1,780,950
      250,000    Tennessee Energy Acquisition Corporation Gas Revenue Bonds
                 (Series A) (AMBAC Insured)                                              5.000          9/1/2007      251,563
      250,000    Tennessee Energy Acquisition Corporation Gas Revenue Bonds
                 (Series A) (AMBAC Insured)                                              4.300          9/1/2003      249,688
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Tennessee                                           7,097,420
---------------------------------------------------------------------------------------------------------------------------------------
Texas (7.5%)
    2,000,000    Amarillo, Texas Health Facilities Corporation Revenue Bonds
                 (Baptist St. Anthonys Hospital Corporation) (FSA Insured)               5.500          1/1/2017    2,055,000
      200,000    Arlington, Texas Independent School District General Obligation
                 Bonds                                                                   6.000         2/15/2021      210,250
    2,000,000    Austin, Texas Independent School District General Obligation
                 Bonds (PSF/GTD Insured)                                                 0.000          8/1/2014      995,000
    1,930,000    Bexar County, Texas Housing Finance Corporation Multi family
                 Housing Revenue Bonds (Dymaxion and Marrach Park Apartments
                 Project) (Series A) (MBIA Insured)                                      6.000          8/1/2023    1,987,900
    1,720,000    Bexar County, Texas Housing Finance Corporation Revenue Bonds
                 (Pan American Apartments)                                               7.000         3/20/2031    1,924,250
    3,950,000    Colorado River, Texas Municipal Water District Revenue Bonds
                 (MBIA Insured)                                                          5.000          1/1/2014    3,954,938
      500,000    Corpus Christi, Texas General Obligation Refunding Bonds
                 (Series A) (FSA Insured)/3/                                             5.000          3/1/2012      478,750
    1,445,000    Frisco, Texas Independent School District General Obligation
                 Bonds (PSF/GTD Insured)                                                 6.250         8/15/2017    1,567,825
    1,500,000    Harris County, Texas Health Facilities Corporation Revenue Bonds
                 (Sisters of Charity Health Care Systems) (Series B) (Escrowed to
                 Maturity)                                                               6.250          7/1/2027    1,657,500
    2,000,000    Harris County, Texas Health Facilities Development Authority
                 Hospital Revenue Bonds (Memorial Hermann Healthcare Project)
                 (Series A)                                                              6.375          6/1/2029    1,987,500
Texas--continued
   $5,000,000    Lubbock, Texas Housing Finance Corporation Capital Appreciation
                 Revenue Bonds                                                           0.000%        10/1/2015   $2,350,000
    3,770,000    Mesquite, Texas Independent School District General Obligation
                 Bonds (Series A) (PSF/GTD Insured)                                      6.000         2/15/2020    3,930,225
    1,865,000    Nueces County, Texas Housing Finance Corporation Multi-Family
                 Housing Revenue Bonds (Dolphins Landing Apartments Project)
                 (Series A)                                                              6.875          7/1/2030    1,906,962
    1,000,000    Panhandle, Texas Regional Housing Finance Revenue Bonds (Series A)      6.250          3/1/2010    1,050,000
    1,275,000    South San Antonio, Texas Independent School District General
                 Obligation Bonds (PSF/GTD Insured)                                      6.000         8/15/2019    1,338,750
    1,250,000    South San Antonio, Texas Independent School District General
                 Obligation Bonds (PSF/GTD Insured)                                      6.000         8/15/2018    1,315,625
    1,180,000    South San Antonio, Texas Independent School District General
                 Obligation Bonds (PSF/GTD Insured)                                      6.000         8/15/2017    1,246,375
    2,000,000    Travis County, Texas Health Facilities Development Corporation
                 Revenue Bonds (Ascension Health Credit) (Series A) (MBIA Insured)       6.250        11/15/2017    2,142,500
    1,465,000    Victoria County, Texas Hospital Revenue Bonds (Citizens Medical
                 Center)                                                                 5.500         2/15/2015    1,267,225
    1,320,000    Victoria County, Texas Hospital Revenue Bonds (Citizens Medical
                 Center)                                                                 5.400         2/15/2013    1,161,600
    3,280,000    Wylie, Texas Independent School District General Obligation Bonds
                 (PSF/GTD Insured)                                                       7.000         8/15/2024    3,767,900
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Texas                                              38,296,075
---------------------------------------------------------------------------------------------------------------------------------------
Utah (1.8%)
    5,000,000    Intermountain Power Agency Utah Power Supply Prerefunded Revenue
                 Bonds (Series A)                                                        5.500          7/1/2020    5,062,500
    2,965,000    Intermountain Power Agency Utah Power Supply Prerefunded Revenue
                 Bonds (Series A) (AMBAC/TCRS Insured) (Escrowed to Maturity)            5.500          7/1/2020    3,002,063
      915,000    Intermountain Power Agency Utah Power Supply Revenue Bonds
                 (Series B) (MBIA/IBC Insured)                                           5.000          7/1/2016      897,844
      250,000    Intermountain Power Agency Utah Power Supply Unrefunded Revenue
                 Bonds (AMBAC Insured)                                                   5.000          7/1/2013      249,995
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Utah                                                9,212,402
---------------------------------------------------------------------------------------------------------------------------------------
Virginia (1.0%)
    2,500,000    Fairfax County, Virginia Industrial Development Authority Revenue
                 Bonds (Inova Health Systems Project)                                    5.250         8/15/2019    2,440,625
    1,355,000    Riverside, Virginia Regional Jail Facilities Authority Prerefunded
                 Revenue Bonds (MBIA Insured)                                            5.875          7/1/2014    1,485,419
    1,130,000    Riverside, Virginia Regional Jail Facilities Authority Unrefunded
                 Revenue Bonds (MBIA Insured)                                            5.875          7/1/2014    1,194,975
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Virginia                                            5,121,019
---------------------------------------------------------------------------------------------------------------------------------------
Washington (3.3%)
    2,060,000    Clark and Skamania Counties, Washington School District #112-6
                 Washougal General Obligation Bonds (FGIC Insured)                       6.000         12/1/2019    2,186,175
    1,000,000    Grant County, Washington Public Utilities District #2 Priest Rapids
                 Hydro Electric Revenue Bonds (Series A) (MBIA Insured)                  5.250          1/1/2017      993,750
    1,500,000    Quinault Indian Nation, Washington Revenue Bonds (Quinault Beach
                 Project) (Series A) (ACA Insured)                                       5.800         12/1/2015    1,494,375
Washington--continued
   $5,000,000    Washington State General Obligation Bonds (Series A)                    6.750%         2/1/2015   $5,831,250
      450,000    Washington State Health Care Facilities Authority Revenue Bonds         6.000         12/1/2030      434,813
    2,000,000    Washington State Health Care Facilities Authority Revenue Bonds
                 (Swedish Health Systems) (AMBAC Insured)                                5.125        11/15/2018    1,932,500
    2,975,000    Washington State Housing Finance Commission Multi- Family
                 Mortgage Revenue Bonds (Pooled Load Program) (Subject to 'AMT)          6.300          1/1/2021    3,120,030
    1,000,000    Washington State Housing Finance Commission Nonprofit Housing
                 Revenue Bonds (Crista Ministries Projects) (Series A)                   5.350          7/1/2014      995,000
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Washington                                         16,987,893
---------------------------------------------------------------------------------------------------------------------------------------
Wisconsin (1.6%)
    1,105,000    Monroe, Wisconsin School District General Obligation Bonds
                 (AMBAC Insured)                                                         6.875          4/1/2014    1,281,800
    1,500,000    Wisconsin State Health and Educational Facilities Authority Revenue
                 Bonds (Aurora Health Care Project) (Series B)                           5.500         2/15/2015    1,351,875
    1,000,000    Wisconsin State Health and Educational Facilities Authority Revenue
                 Bonds (Eagle River Memorial Hospital, Inc. Project)                     5.750         8/15/2020      975,000
    1,000,000    Wisconsin State Health and Educational Facilities Authority Revenue
                 Bonds (Franciscan Sisters Christian) (Series A)                         5.500         2/15/2018      928,750
    3,810,000    Wisconsin State Health and Educational Facilities Authority Revenue
                 Bonds (Mercy Hospital of Janesville, Inc.)                              6.600         8/15/2022    3,886,200
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Wisconsin                                           8,423,625
---------------------------------------------------------------------------------------------------------------------------------------
Wyoming (1.2%)
    5,825,000    Wyoming State Farm Loan Board Capital Facilities Revenue Bonds          5.750         10/1/2020    6,108,969
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Wyoming                                             6,108,969
---------------------------------------------------------------------------------------------------------------------------------------

                                                          Total Municipal Bond Investments
                                                          (amortized cost basis $479,134,520)                     500,227,191

                                                                                                                       Market
      Shares     Short-Term Tax-Exempt Variable Rate Investments (3.1%)                                                 Value
=======================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------------
   15,772,008    Citifunds Institutional Tax-Free Reserves                                                        $15,772,008
                                                          Total Short-Term Tax-Exempt Variable
                                                          Rate Investments (cost basis $15,772,008)                15,772,008
---------------------------------------------------------------------------------------------------------------------------------------

                                                          TOTAL INVESTMENTS (100.3%)
                                                          (amortized cost basis $494,906,528)                     515,999,199

                                                          Other Assets, Less Liabilities (-0.3%)                   (1,339,109)

                                                          Net Assets (100.0%)                                    $514,660,090

______________
/3/ When-issued security
/4/ Pledged as security for when-issued securities
/7/ Step-coupon bond

See page 43 for a complete discussion of investment terms.
The accompanying notes to the financial statements are an integral part of this schedule.

THE AAL BOND FUND
SCHEDULE OF INVESTMENTS AS OF APRIL 30, 2001

Investment Objective

The Fund seeks a high level of current income, consistent with capital preservation by investing primarily in a diversified portfolio of investment grade bonds.

    Principal                                                                           Interest       Maturity        Market
       Amount    Long-Term Fixed-Income Investments (92.7%)                               Rate           Date           Value

Asset Backed Securities (7.7%)
   $3,000,000    Associates Manufactured Housing Pass Through Certificates Series
                 1996-1 Class M                                                          7.900%        3/15/2027   $3,088,221
    2,125,000    EQCC Home Equity Loan Trust Series 1997-3 Class A7                      6.930         2/15/2029    2,128,923
    4,227,212    Green Tree Financial Corporation Series 1997-6 Class A5                 6.680         1/15/2029    4,297,743
    4,985,387    Green Tree Financial Corporation Series 1996-7 Class A6                 7.650        10/15/2027    5,159,337
    4,972,201    Green Tree Financial Corporation Series 1996-6 Class A6                 7.950         9/15/2027    5,098,306
    3,000,000    Green Tree Home Improvement Loan Trust Series 1996-D Class HEM1         8.100         9/15/2027    3,141,534
    4,500,000    Harley-Davidson Eaglemark Motorcycle Trust Series 1999-1 Class
                 Certificates                                                            6.710         1/15/2007    4,631,954
    4,000,000    Vanderbilt Mortgage Finance Series 2000-B Class IA2                     8.045          7/7/2012    4,195,872
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Asset Backed Securities                            31,741,890
---------------------------------------------------------------------------------------------------------------------------------------

Commercial Mortgage Backed Securities (7.7%)
    4,000,000    First Union-Lehman Brothers- Bank of America Commercial
                 Mortgage Trust Series 1998-C2 Class A2                                  6.560        11/18/2008    4,068,988
    4,000,000    First Union National Bank Commercial Mortgage Trust Series 1999-
                 C4 Class A2                                                             7.390        11/15/2009    4,228,648
    5,500,000    Morgan Stanley Capital I, Inc. Series 1999-WF1 Class A2                 6.210         9/15/2008    5,471,406
    4,000,000    Morgan Stanley Capital I, Inc. Series 1998-WF2 Class A2                 6.540         5/15/2008    4,067,540
    4,720,892    Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP1 Class A2    6.320         9/15/2009    4,772,241
    5,000,000    Nationslink Funding Corporation Series 1999-2 Class A3                  7.181        12/20/2006    5,237,745
    4,000,000    Residential Asset Securities Corporation Series 2000-KS1 Class AI4      8.040        10/25/2028    4,180,124
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Commercial Mortgage Backed Securities              32,026,692
---------------------------------------------------------------------------------------------------------------------------------------

Finance (14.9%)
    5,500,000    Bank of America Corporation                                             7.400         1/15/2011    5,720,401
    5,000,000    Cabot Industrial Properties, L.P.                                       7.125          5/1/2004    5,096,370
    6,000,000    CIT Group, Inc.                                                         6.500          2/7/2006    6,023,412
    4,000,000    Citigroup, Inc.                                                         7.250         10/1/2010    4,156,660
    4,000,000    EOP Operating, L.P.                                                     6.800         1/15/2009    3,917,640
    4,000,000    ERP Operating, L.P.                                                     6.950          3/2/2011    3,931,708
    4,000,000    Heller Financial, Inc.                                                  6.375         3/15/2006    4,027,932
    4,200,000    Household Finance Corporation                                           7.875          3/1/2007    4,491,497
    6,000,000    Mack-Cali Realty, L.P.                                                  7.000         3/15/2004    6,070,074
    6,000,000    Morgan Stanley Dean Witter & Company                                    6.100         4/15/2006    5,979,756
    4,000,000    ProLogis Trust                                                          7.050         7/15/2006    4,043,396
    4,000,000    Regency Centers, L.P.                                                   8.450          9/1/2010    4,146,084
    4,000,000    Union Planters Corporation                                              7.750          3/1/2011    4,058,956
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Finance                                            61,663,886
---------------------------------------------------------------------------------------------------------------------------------------

Industrial-Basic Materials (1.9%)
    4,000,000    Alcan, Inc.                                                             6.450         3/15/2011    3,937,180
    4,000,000    Praxair, Inc.                                                           6.500          3/1/2008    3,983,308
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Industrial-Basic Materials                          7,920,488
---------------------------------------------------------------------------------------------------------------------------------------

Industrial-Capital Goods (1.2%)
   $5,000,000    Waste Management, Inc.                                                  7.000%        10/1/2004   $5,053,670
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Industrial-Capital Goods                            5,053,670
---------------------------------------------------------------------------------------------------------------------------------------

Industrial-Communications (9.3%)
    5,000,000    Cable & Wireless Optus Finance Property, Ltd./2/                        8.000         6/22/2010    5,387,935
    4,000,000    Clear Channel Communications, Inc.                                      7.650         9/15/2010    4,123,608
    4,000,000    Continental Cablevision, Inc.                                           8.875         9/15/2005    4,352,284
    4,000,000    France Telecom SA /2/                                                   7.200          3/1/2006    4,085,428
    4,500,000    LCI International, Inc.                                                 7.250         6/15/2007    4,642,187
    4,000,000    Nortel Networks, Ltd.                                                   6.125         2/15/2006    3,813,760
    4,000,000    Verizon Global Funding Corporation                                      7.250         12/1/2010    4,140,600
    4,250,000    Vodafone Americas Asia, Inc.                                            6.650          5/1/2008    4,183,721
    4,000,000    WorldCom, Inc.                                                          6.400         8/15/2005    3,879,336
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Industrial-Communications                          38,608,859
---------------------------------------------------------------------------------------------------------------------------------------

Industrial-Consumer Cyclical (5.1%)
    4,000,000    AOL Time Warner, Inc.                                                   7.625         4/15/2031    4,010,408
    4,000,000    Cox Enterprises, Inc. /2/                                               8.000         2/15/2007    4,168,924
    4,000,000    Equifax, Inc.                                                           6.300          7/1/2005    3,963,428
    5,000,000    Federated Department Stores, Inc.                                       6.625          4/1/2011    4,820,640
    4,000,000    Ford Motor Company                                                      7.450         7/16/2031    3,896,404
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Industrial-Consumer Cyclical                       20,859,804
---------------------------------------------------------------------------------------------------------------------------------------

Industrial-Energy (3.0%)
    3,900,000    Anadarko Finance Company /2/                                            7.500          5/1/2031    3,973,882
    4,000,000    Enterprise Products Operating, L.P.                                     8.250         3/15/2005    4,205,700
    4,000,000    Tosco Corporation                                                       7.250          1/1/2007    4,161,040
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Industrial-Energy                                  12,340,622
---------------------------------------------------------------------------------------------------------------------------------------

Industrial-Consumer Noncyclical (2.4%)
    5,500,000    Guidant Corporation                                                     6.150         2/15/2006    5,357,396
    4,500,000    Kellogg Company                                                         6.000          4/1/2006    4,461,057
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Industrial-Consumer Noncyclical                     9,818,453
---------------------------------------------------------------------------------------------------------------------------------------

Industrial-Transportation (2.0%)
    4,500,000    American Airlines, Inc.                                                 7.024        10/15/2009    4,588,560
    4,000,000    Norfolk Southern Corporation                                            6.200         4/15/2009    3,828,500
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Industrial-Transportation                           8,417,060
---------------------------------------------------------------------------------------------------------------------------------------

U.S. Government Agencies (22.9%)
    4,341,864    Federal Home Loan Mortgage Corporation Gold 30 Yr. Pass Through         7.000         11/1/2030    4,384,197
    7,609,748    Federal Home Loan Mortgage Corporation Gold 30 Yr. Pass Through         7.000          9/1/2030    7,687,976
    2,771,477    Federal Home Loan Mortgage Corporation Gold 30 Yr. Pass Through         7.000          2/1/2030    2,799,967
    4,934,970    Federal Home Loan Mortgage Corporation Gold 30 Yr. Pass Through         6.500          2/1/2031    4,890,308
    3,984,923    Federal Home Loan Mortgage Corporation Gold 30 Yr. Pass Through         6.500          2/1/2031    3,951,689
    5,512,892    Federal Home Loan Mortgage Corporation Gold 30 Yr. Pass Through         6.500          1/1/2031    5,466,914
    8,750,542    Federal Home Loan Mortgage Corporation Gold 30 Yr. Pass Through         6.500          9/1/2030    8,688,413
    8,690,655    Federal Home Loan Mortgage Corporation Gold 30 Yr. Pass Through         6.500          7/1/2030    8,622,694
    8,842,933    Federal Home Loan Mortgage Corporation Gold 30 Yr. Pass Through         6.500          4/1/2030    8,780,148
    6,476,250    Federal Home Loan Mortgage Corporation Gold 30 Yr. Pass Through         6.000          2/1/2031    6,259,102
U.S. Government Agencies--continued
   $4,977,791    Federal Home Loan Mortgage Corporation Gold 30 Yr. Pass Through         6.000%         2/1/2031   $4,810,885
    5,250,000    Federal National Mortgage Association                                   7.125         6/15/2010    5,653,316
   11,819,491    Federal National Mortgage Association 30 Yr. Pass Through               7.000          1/1/2031   11,920,666
    6,281,194    Federal National Mortgage Association 30 Yr. Pass Through               7.000          9/1/2029    6,340,740
    4,355,967    Federal National Mortgage Association 30 Yr. Pass Through               6.500          4/1/2029    4,320,422
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total U.S. Government Agencies                           94,577,437
---------------------------------------------------------------------------------------------------------------------------------------

U.S. Treasury Securities (1.5%)
    4,800,000    U.S. Treasury Bonds                                                     8.500         2/15/2020    6,208,968
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total U.S. Treasury Securities                            6,208,968
---------------------------------------------------------------------------------------------------------------------------------------

Utilities (13.1%)
    4,000,000    El Paso Energy Corporation                                              6.750         5/15/2009    3,929,064
    4,500,000    Enogex, Inc./2/                                                         8.125         1/15/2010    4,723,515
    3,500,000    Enron Corporation                                                       6.400         7/15/2006    3,477,841
    4,000,000    Kansas City Power & Light Company                                       7.125        12/15/2005    4,098,848
    4,000,000    Kinder Morgan Energy Partners, L.P.                                     6.750         3/15/2011    3,923,568
    5,000,000    Niagara Mohawk Power Corporation                                        7.750         10/1/2008    5,102,520
    4,500,000    NiSource Finance Corporation                                            7.875        11/15/2010    4,761,423
    3,500,000    NRG Northeast Generating LLC                                            8.842         6/15/2015    3,667,160
    5,906,250    NRG Northeast Generating LLC                                            8.065        12/15/2004    6,077,295
    5,000,000    Sierra Pacific Resources                                                8.750         5/15/2005    5,095,805
    5,250,000    Texas Utilities Electric Company                                        7.170          8/1/2007    5,336,011
    4,200,000    Virginia Electric and Power Company                                     5.750         3/31/2006    4,117,235
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Utilities                                          54,310,285
---------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Long-Term Fixed-Income Investments
                                                          (amortized cost basis $378,332,055)                     383,548,114
---------------------------------------------------------------------------------------------------------------------------------------

    Principal
      Amount     Short-Term Investments (6.4%)                             Interest Rate/1/   Maturity Date      Market Value
=======================================================================================================================================
   $8,620,000    Countrywide Home Loans, Inc.                                4.500-4.550%     5/2-5/7/2001         $8,617,268
    5,000,000    Gannett Company, Inc.                                       4.440                5/4/2001          4,998,150
    2,955,000    General Motors Acceptance Corporation                       4.560                5/9/2001          2,952,006
    5,059,000    Goldman Sachs Group, Inc.                                   4.450                5/3/2001          5,057,749
    1,195,000    H.J. Heinz Company                                          4.420                5/8/2001          1,193,973
    3,500,000    Wal-Mart Stores, Inc.                                       4.430                5/1/2001          3,500,000
---------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Short-Term Investments
                                                          (amortized cost basis $26,319,146)                       26,319,146
---------------------------------------------------------------------------------------------------------------------------------------

                                                          TOTAL INVESTMENTS (99.1%)
                                                          (amortized cost basis $404,651,201)                     409,867,260

                                                          Other Assets, Less Liabilities (0.9%)                     3,786,344

                                                          Net Assets (100.0%)                                    $413,653,604
_______________
/1/ The interest rate reflects the discount rate at the date of purchase.
/2/ 144A security

See page 43 for a complete discussion of investment terms.
The accompanying notes to the financial statements are an integral part of this schedule.

THE AAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS AS OF APRIL 30, 2001

Investment Objective

The Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share by investing in a diversified portfolio of high-quality, short-term money market instruments.

    Principal                                                              Interest             Maturity            Market
      Amount     Commercial Paper (99.6%)                                 Rate Range*          Date Range            Value
  $15,388,000    Alcoa, Inc.                                                  4.220-5.130%      5/15-7/6/2001     $15,307,549
   17,711,000    Alpine Securitization Corporation                           4.700-5.050        5/7-6/21/2001      17,619,091
   19,000,000    American Express Credit Corporation                         4.150-5.300        5/17-8/6/2001      18,879,569
   19,000,000    American General Finance Corporation                        4.130-5.950        5/4-8/20/2001      18,851,880
    2,280,000    Associates Corporation of North America                           5.550             5/3/2001       2,279,319
    3,699,000    Cargill, Inc.                                                     5.210            6/14/2001       3,675,446
   19,000,000    Coca-Cola Company/6/                                        4.540-5.190        5/3-7/20/2001      18,873,575
   18,472,000    CXC, Inc.                                                   4.920-5.020       5/11-5/21/2001      18,427,802
   18,909,000    Duke Energy Corporation                                     4.160-5.180        5/8-7/25/2001      18,779,458
   18,500,000    Eaglefunding Capital Corporation                            4.730-5.020        5/4-7/11/2001      18,404,648
    8,500,000    Edison Asset Securitization LLC                                   4.920        5/29-6/1/2001       8,465,014
   18,979,000    E.I. du Pont de Nemours & Company                           4.610-5.270       5/10-7/12/2001      18,859,456
   18,500,000    Falcon Asset Security Corporation                           4.680-4.900        5/23-7/9/2001      18,405,527
   19,000,000    Ford Motor Credit Company                                   4.030-5.250        5/11-8/8/2001      18,881,722
   18,500,000    General Electric Capital Corporation                        4.670-5.370        5/4-6/15/2001      18,433,741
   14,254,000    General Motors Acceptance Corporation                       4.400-5.390        5/4-9/18/2001      14,185,065
    7,730,000    Gillette Company                                            4.240-4.620       7/18-7/20/2001       7,653,330
   18,446,000    Goldman Sachs Group, L.P.                                   4.070-4.625      7/10-10/16/2001      18,188,352
   19,013,000    Household Finance Corporation                               4.110-5.350        5/9-8/13/2001      18,895,607
   17,828,000    IBM Credit Corporation                                      4.150-5.220        5/7-8/17/2001      17,716,826
   15,890,000    International Lease Finance Corporation                     4.600-5.160        5/14-7/3/2001      15,834,042
   16,050,000    John Deere Capital Corporation                              5.180-5.250       5/17-5/22/2001      16,008,424
   19,000,000    Knight Ridder, Inc.                                         4.500-4.900       5/31-7/27/2001      18,893,381
   19,452,000    McGraw-Hill Companies, Inc.                                 4.120-6.130       5/10-8/30/2001      19,269,169
   11,343,000    Merrill Lynch & Company, Inc.                               4.310-5.200        5/1-6/18/2001      11,291,751
    6,510,000    R.R. Donnelley & Sons Company                                     4.920            6/11/2001       6,473,522
   18,977,000    SBC Communications, Inc.                                    4.320-5.300         5/2-6/7/2001      18,938,864
      865,000    Toyota Motor Credit Corporation                                   4.280            6/15/2001         860,372
   13,471,000    Verizon Network Funding                                     4.280-4.950       5/18-6/19/2001      13,413,415
   19,000,000    Walt Disney Company                                         4.490-5.250        5/18-8/7/2001      18,833,196
---------------------------------------------------------------------------------------------------------------------------------------
                                                Total Commercial Paper                                            450,599,113
---------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Market
      Shares     Short-Term Variable Rate Investments (0.5%)                                                         Value
=======================================================================================================================================

    2,366,082    Fidelity Domestic Portfolio Class III                                                             $2,366,082
---------------------------------------------------------------------------------------------------------------------------------------
                                                Total Short-Term Variable Rate Investments                          2,366,082
---------------------------------------------------------------------------------------------------------------------------------------

                                                TOTAL INVESTMENTS (100.1%)
                                                (amortized cost basis $452,965,195)                               452,965,195

                                                Other Assets, Less Liabilities (-0.1%)                              (455,566)

                                                Net Assets (100.0%)                                              $452,509,629

________________
* The interest rate shown reflects the coupon rate or, for the securities purchased at a discount, the discount rate at the date of purchase.
/6/ 4(2) commercial paper

See page 43 for a complete discussion of investment terms.
The accompanying notes to the financial statements are an integral part of this schedule.

STATEMENT OF ASSETS AND LIABILITIES
AS OF APRIL 30, 2001

                                                                 The AAL            The AAL         The AAL        The AAL
                                                             High Yield Bond    Municipal Bond       Bond       Money Market
                                                                  Fund               Fund            Fund           Fund
---------------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments at cost                                            $138,152,690     $494,906,528      $404,651,201   $452,965,195

Investments at value                                           $130,206,215     $515,999,199      $409,867,260   $452,965,195

Cash                                                                   -                -                7,578            581
Unamortized organization & initial registration expenses              4,455             -                 -              -
Dividends and interest receivable                                 3,262,901        8,213,857         4,536,601          8,437
Prepaid expenses                                                     27,337           25,711            18,659         56,141
Receivable for investments sold                                        -           5,250,737              -              -
Receivable for trust shares sold                                     88,541          515,982           289,665      2,521,793
---------------------------------------------------------------------------------------------------------------------------------------
    Total Assets                                               $133,589,449     $530,005,486      $414,719,763   $455,552,147
---------------------------------------------------------------------------------------------------------------------------------------

Liabilities:
Payable for investments purchased                                         -       14,445,499              -              -
Income distributions payable                                        377,051          416,969           524,164         96,207
Payable for trust shares redeemed                                   127,030           97,993           194,097      2,542,283
Payable to affiliate                                                 83,391          269,190           192,575        214,864
Accrued expenses                                                    101,679          115,745           155,323        189,164
---------------------------------------------------------------------------------------------------------------------------------------
    Total Liabilities                                              $689,151      $15,345,396        $1,066,159     $3,042,518
---------------------------------------------------------------------------------------------------------------------------------------

Net Assets:
Trust Capital (beneficial interest)                             189,974,834      506,058,777       430,631,493    452,474,418
Accumulated undistributed net investment income/(loss)               36,394             -               96,451         35,211
Accumulated undistributed net realized gain/(loss) on
investments                                                     (49,164,455)     (12,491,358)      (22,290,399)          -
Net unrealized appreciation/(depreciation) on investments        (7,946,475)      21,092,671         5,216,059           -
---------------------------------------------------------------------------------------------------------------------------------------
    Total Net Assets                                           $132,900,298     $514,660,090      $413,653,604   $452,509,629
---------------------------------------------------------------------------------------------------------------------------------------

Total Liabilities & Capital                                    $133,589,449     $530,005,486      $414,719,763   $455,552,147
---------------------------------------------------------------------------------------------------------------------------------------

Class A share capital                                         $121,003,324     $503,690,456      $353,492,724   $423,849,505
Shares of beneficial interest outstanding (Class A)             17,897,245       45,977,267        36,069,272    423,849,505
Net asset value per share                                            $6.76           $10.96             $9.80          $1.00
Maximum public offering price                                        $7.04           $11.42            $10.21           $1.00
Class B share capital                                           $9,716,066       $8,501,035        $4,558,345     $3,336,184
Shares of beneficial interest outstanding (Class B)              1,437,098          776,276           464,940      3,336,184
Net asset value per share                                            $6.76           $10.95             $9.80          $1.00
Class I share capital                                           $2,180,908       $2,468,599       $55,602,535    $25,323,940
Shares of beneficial interest outstanding (Class I)                322,779          225,436         5,672,542     25,323,940
Net asset value per share                                            $6.76           $10.95             $9.80          $1.00

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2001

                                                                     The AAL          The AAL          The AAL        The AAL
                                                                 High Yield Bond  Municipal Bond        Bond       Money Market
                                                                      Fund             Fund             Fund           Fund
Investment Income
 Dividends                                                           $109,687  $            -    $           -    $            -
 Taxable interest                                                  13,962,318          509,810       27,635,094    25,742,787
 Tax exempt interest                                                     -          27,764,321             -             -
---------------------------------------------------------------------------------------------------------------------------------------
     Total Investment  Income                                     $14,072,005      $28,274,131      $27,635,094   $25,742,787
---------------------------------------------------------------------------------------------------------------------------------------

Expenses
Adviser fees                                                          480,884        2,197,146        1,730,150     2,051,893
Sub-Adviser fees                                                      288,691             -                -             -
Administrative service and pricing fees                                51,386           78,197           48,585        44,986
Amortization of organizational costs & registration fees                6,647             -                -             -
Audit and legal fees                                                   24,168           21,440           21,387        16,057
Custody fees                                                            9,060           20,596           17,293        19,316
Distribution expense Class A                                          318,389        1,198,070          824,272       477,597
Distribution expense Class B                                          105,906           77,690           39,008        24,425
Printing and postage expense Class A                                   12,261           54,053          153,239       286,968
Printing and postage expense Class B                                    8,525            3,716            2,804         5,968
Printing and postage expense Class I                                       94              172              248         1,187
SEC and state registration expense                                     54,992           53,771           47,496        99,070
Shareholder maintenance fees Class A                                   41,880           66,154           91,898       156,310
Shareholder maintenance fees Class B                                    6,062            2,383            2,389         1,449
Shareholder maintenance fees Class I                                       50               17              115           136
Transfer agent fees Class A                                           148,832          219,910          318,748       780,955
Transfer agent fees Class B                                            21,133            8,377            8,128         7,396
Transfer agent fees Class I                                               184               57              366           530
Trustees fees and expenses                                             16,386           16,386           16,386        16,386
Other expenses                                                          1,738            8,455            8,473         8,362
---------------------------------------------------------------------------------------------------------------------------------------
     Total Expenses Before Reimbursement                           $1,597,268       $4,026,590       $3,330,985    $3,998,991
---------------------------------------------------------------------------------------------------------------------------------------

     Less Reimbursement from Adviser/1/                              (124,500)        (381,306)        (388,545)     (916,868)
---------------------------------------------------------------------------------------------------------------------------------------
     Total Net Expenses                                            $1,472,768       $3,645,284       $2,942,440    $3,082,123
---------------------------------------------------------------------------------------------------------------------------------------

Net Investment Income                                             $12,599,237      $24,628,847      $24,692,654   $22,660,664
---------------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gains/(Losses) on Investments
Net realized gains/(losses) on investments                        (36,726,266)        (635,374)       4,697,595          -
Change in net unrealized appreciation/depreciation on investments  22,921,083       23,238,833       14,388,490          -
---------------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gains/(Losses) on Investments        $(13,805,183)     $22,603,459      $19,086,085 $         -
---------------------------------------------------------------------------------------------------------------------------------------

Net Increase/(Decrease) in Net Assets From Operations             $(1,205,946)     $47,232,306      $43,778,739   $22,660,664
---------------------------------------------------------------------------------------------------------------------------------------

________________
/1/ During the year ended April 30, 2001, the following  Funds had class specific reimbursements: The AAL High Yield Bond Fund Class A $97,550,
Class B $26,950; The AAL Money Market Fund Class A $382,077, Class B $2,792.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED APRIL 30, 2001

                                                                          The AAL                          The AAL
                                                                   High Yield Bond Fund              Municipal Bond Fund
                                                               Year Ended         Year Ended      Year Ended     Year Ended
                                                                4/30/2001          4/30/2000       4/30/2001      4/30/2000
=======================================================================================================================================
Operations
Net investment income/(loss)                                    $12,599,237      $15,572,821       $24,628,847    $24,810,765
Net realized gains/(losses) on investments                      (36,726,266)      (9,329,800)         (635,374)   (11,809,196)
Change in net unrealized appreciation/depreciation on
investments                                                      22,921,083      (17,289,446)       23,238,833    (35,797,247)
---------------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from
Operations                                                      $(1,205,946)    $(11,046,425)      $47,232,306   $(22,795,678)
---------------------------------------------------------------------------------------------------------------------------------------

Distributions to Shareholders
From net investment income Class A                              (11,288,815)     (14,387,482)      (24,235,804)   (24,446,242)
From net realized gains Class A                                        -                -                  -         (678,042)
From net investment income Class B                                 (862,302)      (1,196,399)         (325,300)      (318,581)
From net realized gains Class B                                        -                -                  -          (10,986)
From net investment income Class I                                 (180,701)        (256,402)          (67,743)       (45,942)
From net realized gains Class I                                        -                -                  -           (1,444)
---------------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                            $(12,331,818)    $(15,840,283)     $(24,628,847)  $(25,501,237)
---------------------------------------------------------------------------------------------------------------------------------------

Trust Share Transactions
Purchases of trust shares                                        25,391,854       51,360,947        55,736,730     52,506,368
Income dividends reinvested                                       7,881,583       10,472,876        20,058,787     20,019,900
Capital gains distributions reinvested                                 -               -                   -          584,946
Redemption of trust shares                                      (34,643,773)     (33,679,487)      (52,956,178)   (86,739,407)
---------------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Trust Capital                        $(1,370,336)     $28,154,336       $22,839,339   $(13,628,193)
---------------------------------------------------------------------------------------------------------------------------------------

Net Increase/(Decrease) in Net Assets                          $(14,908,100)      $1,267,628       $45,442,798   $(61,925,108)
---------------------------------------------------------------------------------------------------------------------------------------

Net Assets Beginning of Period                                 $147,808,398     $146,540,770      $469,217,292   $531,142,400
---------------------------------------------------------------------------------------------------------------------------------------

Net Assets End of Period                                       $132,900,298     $147,808,398      $514,660,090   $469,217,292
---------------------------------------------------------------------------------------------------------------------------------------

Accumulated Undistributed Net Investment Income (Loss)              $36,394        $(245,549)   $         -    $         -
---------------------------------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS--CONTINUED
FOR THE YEAR ENDED APRIL 30, 2001

                                                                          The AAL                          The AAL
                                                                         Bond Fund                    Money Market Fund
                                                               Year Ended         Year Ended      Year Ended     Year Ended
                                                                4/30/2001          4/30/2000       4/30/2001      4/30/2000
---------------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income/(loss)                                    $24,692,654      $24,433,240       $22,660,664    $16,537,988
Net realized gains/(losses) on investments                        4,697,595      (19,781,025)             -              -
Change in net unrealized appreciation/(depreciation) on
investments                                                      14,388,490       (5,434,062)             -              -
---------------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from
Operations                                                      $43,778,739        $(781,847)      $22,660,664    $16,537,988
---------------------------------------------------------------------------------------------------------------------------------------

Distributions to Shareholders
From net investment income Class A                              (21,022,587)     (21,191,741)      (21,040,062)   (15,636,113)
From net realized gains Class A                                        -                -                 -              -
From net investment income Class B                                 (212,197)        (179,845)         (125,343)       (82,120)
From net realized gains Class B                                        -                -                 -              -
From net investment income Class I                               (3,457,870)      (3,061,654)       (1,495,259)      (819,755)
From net realized gains Class I                                        -                -                 -              -
---------------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                            $(24,692,654)    $(24,433,240)     $(22,660,664)  $(16,537,988)
---------------------------------------------------------------------------------------------------------------------------------------

Trust Share Transactions
Purchases of trust shares                                        57,226,635       51,732,978       604,913,296    491,464,470
Income dividends reinvested                                      18,586,398       18,435,783        21,461,767     15,935,023
Capital gains distributions reinvested                                 -                -                 -              -
Redemption of trust shares                                      (54,505,303)     (86,711,595)     (537,125,179)  (451,836,917)
---------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Trust Capital                        $21,307,730     $(16,542,834)      $89,249,884    $55,562,576
---------------------------------------------------------------------------------------------------------------------------------------

Net Increase (Decrease) in Net Assets                           $40,393,815     $(41,757,921)      $89,249,884    $55,562,576
---------------------------------------------------------------------------------------------------------------------------------------

Net Assets Beginning of Period                                 $373,259,789     $415,017,710      $363,259,745   $307,697,169
---------------------------------------------------------------------------------------------------------------------------------------

Net Assets End of Period                                       $413,653,604     $373,259,789      $452,509,629   $363,259,745
---------------------------------------------------------------------------------------------------------------------------------------

Accumulated Undistributed Net Investment Income                     $96,451          $96,451           $35,211        $35,211
---------------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
AS OF APRIL 30, 2001

(A) ORGANIZATION

The AAL Mutual Funds ("Funds" or "Trust") was organized as a Massachusetts Business Trust on March 31, 1987, and is registered as an open-end diversified management investment company under the Investment Company Act of 1940. The Trust currently consists of thirteen equity Funds, six fixed-income Funds and one money market Fund. The Trust commenced operations on July 16, 1987.

The Trust offers three classes of shares. Class A shares have a front end sales load of 4.00% and a 0.25% annual 12b-1 fee. On January 8, 1997, the Trust began offering Class B shares. Class B shares are offered at net asset value and a 1% annual 12b-1 and service fee. In addition, Class B shares have a contingent deferred charge of 5% declining 1% every year upon redemption after the first five years. Class B shares convert to Class A shares at the end of the fifth year. On December 29, 1997, The Trust began offering a third class of shares to institutional clients, Class I shares are offered at net asset value and have no annual 12b-1 fees or service fees.

The AAL High Yield Bond Fund, The AAL Municipal Bond Fund, The AAL Bond Fund and The AAL Money Market Fund offer all three classes of shares. Each class of shares has identical rights and privileges except with respect to voting matters affecting a single class of shares and the exchange privilege of each class of shares. The other portfolios of the Trust not included above are printed under separate annual reports.

(B) SIGNIFICANT ACCOUNTING POLICIES

The principal accounting policies of the Funds discussed in this report are:

Valuation - Securities traded on national securities exchanges are valued at last reported sales prices. Interest bearing money market instruments are valued at a cost that approximates the market. All other instruments held by The AAL Money Market Fund and money market investments with a remaining maturity of 60 days or less held by the other Funds are valued on an amortized cost basis. All other securities are valued at the latest bid quotation if such quotations are readily available. Otherwise, such securities are valued at a fair value as determined in good faith by the Investment Adviser under supervision of the Funds' Board of Trustees.

Federal Income Taxes - Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Funds, accordingly, anticipate paying no Federal income taxes and no Federal income tax provision was required. Certain Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividend paid deduction.

Income and Expenses - The Funds are charged for those expenses that are directly attributed to each portfolio. Expenses that are not directly attributable to a portfolio are allocated among the Fund portfolios in proportion to their respective net assets, number of shareholder accounts or other reasonable basis. Class specific expenses, such as 12b-1 fees, transfer agent expenses, shareholder maintenance fees and printing and postage costs are charged to each Fund class of shares directly. Net investment income, nonclass-specific expenses and realized and unrealized gains or losses are allocated directly to each class based upon the relative net asset value of outstanding shares, or the value of dividend eligible shares, as appropriate for each class of shares.

Distributions to Shareholders - Net investment income is distributed to each shareholder as a dividend. Dividends to shareholders are recorded on the ex-dividend date. Dividends from The AAL High Yield Bond Fund, The AAL Municipal Bond Fund, The AAL Bond Fund, and The AAL Money Market Fund are accrued daily and distributed monthly. Dividends from net realized gains from securities transactions, if any, are distributed at least annually in the calendar year.

Credit Risk - The Funds may be susceptible to credit risk with respect to the extent the issuer defaults on its payment obligation. The Funds' policy is to monitor the credit-worthiness of the issuer. Interest accruals on defaulted securities are monitored for ability to collect payment in default.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Other - For financial statement purposes, investment security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on municipal bonds are amortized over the life of the respective bonds. Discounts on taxable bonds are amortized over the life of the respective bonds in The AAL High Yield Bond Fund, and The AAL Bond Fund. Realized gains or losses on sales are determined on a specific cost identification basis. The Funds have no right to require registration of unregistered securities. The cost incurred with the organization and initial registration of shares for The AAL High Yield Bond Fund is being amortized over the period of benefit, but not to exceed 60 months from the Fund's commencement of operation.

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised guide will require the Funds to amortize premium and discount on all fixed-income securities. Upon initial adoption, the Funds will be required to adjust the cost of their fixed-income securities by the cumulative amount of amortization that would have been recognized had premium amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations.

The Trust estimates that the initial adjustment required upon adoption of premium amortization will decrease the recorded cost of its investments (but not their market value) by approximately: $142,521 for The AAL Bond Fund, and $38,718 for The AAL High Yield Bond Fund. Additionally, had this principle been in effect during the fiscal year ended April 30, 2001, the Trust estimates that net investment income would have decreased by approximately $0.03 per share for The AAL Bond Fund and $0.00 per share for The AAL High Yield Bond Fund, and realized and unrealized gain (loss) per share would have increased by the same amount.

Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to trust capital.

(C) INVESTMENT ADVISORY MANAGEMENT FEES AND TRANSACTIONS WITH RELATED PARTIES

The Trust has entered into an Investment Advisory Agreement with AAL Capital Management Corporation, ("the Adviser"), under which each of the mutual fund portfolios pays a fee for investment advisory services. The annual rates of fees as a percent of average daily net assets under the investment advisory agreement were as follows:

                              $0 to    $50 to  $200 to  $500 to  $1,000 to   Over
(M - Millions)                 $50M    $200M    $500M   $1,000M   $5,000M   $5,000M
====================================================================================
The AAL High Yield Bond Fund   0.55%   0.55%    0.55%    0.55%     0.55%     0.55%
The AAL Municipal Bond Fund    0.45%   0.45%    0.45%    0.45%     0.45%     0.45%
The AAL Bond Fund              0.45%   0.45%    0.45%    0.45%     0.45%     0.45%
The AAL Money Market Fund      0.50%   0.50%    0.50%    0.45%     0.45%     0.45%

On June 21, 2000 at a special meeting of shareholders, the shareholders of The AAL High Yield Bond Fund approved a sub-advisory agreement with Pacific Investment Management Company (PIMCO) effective July 1, 2000. The sub advisory fee is 0.25% of average daily net assets and (payable from the annual advisory fee paid to the Adviser).

As of September 1, 2000, the Adviser voluntarily has waived 0.15% of the current fee of 0.45% in The AAL Bond Fund, 0.10% of the current fee of 0.45% in The AAL Municipal Bond Fund and changed the current fee waiver for The AAL Money Market Fund from 0.225% to 0.075% to bring the effective advisory fee for this Fund to 0.425%. In addition to the class specific waivers, as disclosed in the Statement of Operations, these fund level waivers totaled $388,545, $381,306 and $531,999 for The AAL Bond Fund, The AAL Municipal Bond Fund and The AAL Money Market Fund, respectively. In addition, The Adviser is waiving all expenses in excess of 1.00% for Class A and 1.75% for Class B of The AAL High Yield Bond Fund.

The Trust has entered into an administrative services agreement with Aid Association for Lutherans (AAL) pursuant to which AAL provides certain administrative services. AAL earned the following fees from the respective Funds for the year ended April 30, 2001: $41,667 for The AAL High Yield Bond, The AAL Municipal Bond, The AAL Bond, and The AAL Money Market Funds, respectively.

The Trust has also contracted with the Adviser for certain shareholder maintenance services. These shareholder services include: pre-processing and quality control of new accounts, shareholder correspondence, account response and answering customer inquires regarding account status, option and facilitating shareholder telephone transactions. Fees and cost reimbursements charged to the Funds under terms of the contract approximated $3.75 per year per shareholder account.

The Trust has adopted a Distribution Plan (“the Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Trust to use a portion of its assets to finance certain activities relating to the distribution of its shares to investors. On the Class A shares, a service fee of 0.25% of average net assets is charged for The AAL High Yield Bond Fund, The AAL Municipal Bond Fund, and The AAL Bond Fund; 0.125% of average net assets is charged for The AAL Money Market Fund. On the Class B Shares, a service fee of 0.25% of average net assets is charged and a 12b-1 Distribution Fee of 0.75% of average net assets is charged for The AAL High Yield Bond, The AAL Municipal Bond Fund, and The AAL Bond Fund; a service fee of 0.125% of average net assets is charged and a 12b-1 distribution fee of 0.75% of average net assets is charged for The AAL Money Market Fund. There is no 12b-1 distribution fee or service fee on Class I shares.

For the year ending April 30, 2001, AAL Capital Management received $19,715,206 in commissions from the sales of the Trusts’ Class A and B shares.

Each Trustee of the Funds who is not affiliated with AAL or the adviser receives an annual fee from the Funds for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Trustee’s fees as if invested in any one of the Funds. The value of each Trustee’s deferred compensation account will increase or decrease as if it were invested in shares of the selected Funds.

Those Trustees not participating in the above plan received $37,500 in fees from the Trust for the year ended April 30, 2001. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings.

AAL is the parent company for AAL Capital Management Corporation.

(D) SECURITY TRANSACTIONS

During the years ended April 30, 2001, and April 30, 2000, purchases and sales of securities other than short-term obligations were as follows:

                                           Purchases                            Sales
                                 Year Ended          Year Ended     Year Ended        Year Ended
                                 4/30/2001           4/30/2000      4/30/2001          4/30/2000
===============================================================================================
The AAL High Yield Bond Fund   $135,625,883         $97,423,097     $138,102,459       $75,614,537
The AAL Municipal Bond Fund      558,856,354     1,042.166,113       530,171,717     1,061,161,713
The AAL Bond Fund               646,368,047        611,991,901       623,189,231       642,507,665

For the years ended April 30, 2001, and April 30, 2000, The AAL Municipal Bond Fund purchased $10,100,000 and $6,286,250 and sold $10,107,813 and $6,317,344 in U.S. Government Obligations.

For the years ended April 30, 2001, and April 30, 2000, The AAL Bond Fund purchased $105,083,871 and $229,626,055 and sold $140,034,161 and $206,075,921 in U.S. Government Obligations.

As of April 30, 2001, the cost of investments for federal income tax purposes for each of the Funds were as follows:

          The AAL High Yield Bond Fund           $138,152,690
          The AAL Municipal Bond Fund             494,906,528
          The AAL Bond Fund                       404,651,201
          The AAL Money Market Fund               452,965,195

Any differences between book and tax cost basis are due primarily to wash sale losses.

The AAL High Yield Bond Fund and The AAL Municipal Bond Fund deferred, on a tax basis, post-October losses of $5,939,966 and $1,057,971 respectively. Such amounts may be used to offset future capital gains.

At April 30, 2001, the following Funds had accumulated net realized capital loss carryovers expiring in the following years:

Fund                              2005            2006          2007          2008           2009
==================================================================================================
The AAL High Yield Bond        $       -       $     -      $1,271,115      $3,377,296    $38,661,693
The AAL Municipal Bond Fund            -             -                -     11,386,599              -
The AAL Bond Fund              2,246,041             -                -     18,513,786      1,530,572

To the extent that these funds realize net capital gain, taxable distribution will be offset by any unused capital loss carryover.

The gross unrealized appreciation and depreciation on investments at years ended April 30, 2001 and April 30, 2000, were as follows:

                                                  4/30/2001                                       4/30/2000
                                                                 Net Unrealized                                 Net Unrealized
                                                                  Appreciation                                   Appreciation
                                   Appreciation  (Depreciation)  (Depreciation)   Appreciation  (Depreciation)   (Depreciation)
================================================================================================================================
The AAL High Yield Bond Fund         $3,594,929   $(11,541,404)    $(7,946,475)      $1,636,475   $(32,504,033)   $(30,867,558)
The AAL Municipal Bond Fund          23,630,433     (2,537,762)     21,092,671        8,521,573    (10,667,735)     (2,146,162)
The AAL Bond Fund                     6,720,594     (1,504,535)      5,216,059          437,547     (9,609,978)     (9,172,431)

(E) TRUST TRANSACTIONS

The AAL High Yield Bond Fund

                                                        Class A                       Class B                    Class I
                                                      Year Ended                    Year Ended                 Year Ended
                                               4/30/2001      4/30/2000       4/30/2001    4/30/2000      4/30/2001   4/30/2000
                                                Shares         Shares          Shares       Shares         Shares      Shares
====================================================================================================================================
Shares purchased                               3,293,024     5,963,964        152,106       328,346       121,869      58,038
Income dividends reinvested                    1,041,171     1,200,651         68,972        88,298         9,893      21,383
Capital gains reinvested                               -             -              -             -             -           -
Shares redeemed                               (4,491,509)   (3,904,332)      (338,127)     (251,897)      (72,989)    (63,263)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Trust shares         (157,314)    3,260,283       (117,049)      164,747        58,773      16,158
------------------------------------------------------------------------------------------------------------------------------------

The AAL Municipal Bond Fund

                                                        Class A                       Class B                    Class I
                                                      Year Ended                    Year Ended                 Year Ended
                                               4/30/2001      4/30/2000       4/30/2001    4/30/2000      4/30/2001   4/30/2000
                                                Shares         Shares          Shares       Shares         Shares      Shares
================================================================================================================================
Shares purchased                               4,825,592     4,614,917        116,294       148,758       180,655      91,403
Income dividends reinvested                    1,824,361     1,850,298         24,260        24,774         4,729       4,060
Capital gains reinvested                            -           54,652           -              921         -             137
Shares redeemed                               (4,835,803)   (7,961,893)       (67,532)     (123,626)      (12,110)    (91,981)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Trust shares        1,814,150    (1,442,026)        73,022        50,827       173,274       3,619
------------------------------------------------------------------------------------------------------------------------------------

The AAL Bond Fund

                                                        Class A                       Class B                    Class I
                                                      Year Ended                    Year Ended                 Year Ended
                                               4/30/2001      4/30/2000       4/30/2001    4/30/2000      4/30/2001   4/30/2000
                                                Shares         Shares          Shares       Shares         Shares      Shares
=================================================================================================================================
Shares purchased                               4,788,768     4,204,136        149,464       150,780       958,773   1,057,101
Income dividends reinvested                    1,843,370     1,854,706         18,305        15,651        72,113      70,675
Capital gains reinvested                            -             -              -             -             -           -
Shares redeemed                               (5,100,610)   (8,539,436)       (91,304)      (90,400)     (501,466)   (488,998)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Trust shares        1,531,528    (2,480,594)        76,465        76,031       529,420     638,778
------------------------------------------------------------------------------------------------------------------------------------

The AAL Money Market Fund

                                                      Class A                      Class B                     Class I
                                                    Year Ended                   Year Ended                  Year Ended
                                             4/30/2001      4/30/2000       4/30/2001   4/30/2000      4/30/2001    4/30/2000
                                              Shares         Shares          Shares      Shares         Shares       Shares
=================================================================================================================================
Shares purchased                           477,762,584   430,294,001      3,535,452    3,165,036    123,615,260    58,005,433
Income dividends reinvested                 20,720,235    15,198,578        122,385       80,022        619,147       656,423
Capital gains reinvested                             -             -              -            -              -             -
Shares redeemed                           (422,680,067) (385,589,125)    (2,748,217)  (2,446,764)  (111,696,895)  (63,801,028)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Trust shares     75,802,752    59,903,454        909,620      798,294     12,537,512    (5,139,172)
------------------------------------------------------------------------------------------------------------------------------------

(F) Federal Income Tax Information (Unaudited)

For the fiscal year ended April 30, 2001, The AAL Municipal Bond Fund designates 98.2% of its income distributions as exempt interest dividends.

A NOTE ON FORWARD-LOOKING STATEMENTS--UNAUDITED

Except for the historical information contained in the foregoing reports on each of the Funds, the matters discussed in those reports may constitute forward-looking statements that are made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include discussion about each portfolio manager’s predictions, assessments, analyses and outlooks for relevant securities and investment markets, market sectors, industries and individual stocks or other investment securities. These statements involve risks and uncertainties. In addition to the general risks described for each Fund in its current prospectus, other factors bearing on these reports include the accuracy of each portfolio manager’s forecasts and predictions, the appropriateness of the investment strategies designed by the portfolio managers to capitalize on their forecasts and predictions should they prove true, and the ability of the portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of any Fund to differ materially from the projected results for the Fund, either on an overall basis or on a relative basis as compared to the benchmark index selected for the particular Fund.

Glossary of Investment Terms

* Non income-producing security - A non income-producing security is a security which has not paid a dividend or interest payment in the past fiscal year.

2 144A security – A 144A security is a security that has not been fully registered with the SEC. Because it is not fully registered it is considered an illiquid or restricted security. Once the security is registered, it loses its 144A classification and is no longer restricted. 144A securities are for institutional or accredited investors, such as mutual funds.

3 When-issued security – A when-issued security is a securities issue that has been authorized and is sold to investors before the certificates are ready for delivery.

4 Pledged as security for when-issued securities – A pledged security is a security that is pledged as collateral for a when-issued security. A pledged security is no longer collateral once the when-issued security purchased is settled.

5 Security in default - A security in default is a security that has missed its last interest payment.

6 4(2) Commercial paper – 4(2) commercial paper is a security that has not been fully registered with the SEC. Because it is not fully registered it is considered an illiquid or restricted security. Once the security is registered, it loses its 4(2) classification and is no longer restricted. 4(2) commercial paper are for institutional or accredited investors, such as mutual funds.

7 Step-coupon bond – A Step-coupon bond is a debt instrument that pays a fixed rate for an initial period, then increases to a higher rate after a period of time. The rate shown is the current rate.

8 Illiquid security valued at fair value - A security that is not traded actively.

FINANCIAL HIGHLIGHTS PER SHARE INFORMATION

The AAL High Yield Bond Fund

                                                                            Year Ended April 30,                 Period Ended
CLASS A SHARES                                                    2001        2000        1999        1998    April 30, 1997(c)
====================================================================================================================================

Net asset value: Beginning of period                             $7.44       $8.92      $10.31       $9.88          $10.00

Income from Investment Operations
Net investment income (loss)                                      0.63       0.87        0.91        0.92            0.27
Net realized and unrealized gain (loss) on investments          (0.68)      (1.48)      (1.33)       0.53           (0.12)
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                (0.05)      (0.61)      (0.42)       1.45            0.15
------------------------------------------------------------------------------------------------------------------------------------

Less Distributions from:
Net investment income                                           (0.63)      (0.87)      (0.91)      (0.92)          (0.27)
Net realized capital gains                                        -           -         (0.06)      (0.10)            -
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                             (0.63)      (0.87)      (0.97)      (1.02)          (0.27)
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net asset value                      (0.68)      (1.48)      (1.39)       0.43           (0.12)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value: End of period                                   $6.76      $7.44       $8.92      $10.31           $9.88
------------------------------------------------------------------------------------------------------------------------------------

Total return (b)                                               (0.81)%     (7.00)%     (3.96)%      15.12%           1.51%
Net assets, end of period (in millions)                         $121.0      $134.3      $131.9      $100.8           $44.7
Ratio of expenses to average net assets (a)                      1.00%       0.96%       1.00%       0.99%           1.00%
Ratio of net investment income (loss) to average net assets (a)  9.06%      10.54%       9.81%       8.94%           9.11%
Portfolio turnover rate                                        106.01%      53.59%      54.67%     112.37%          36.90%
------------------------------------------------------------------------------------------------------------------------------------

If the Fund had paid all of its expenses without the adviser’s voluntary expense reimbursement, the ratios would have been as follows:

Ratio of expenses to average net assets (a)                      1.08%       1.12%       1.16%       1.18%           1.28%
Ratio of net investment income (loss) to average net assets (a)  8.98%      10.38%       9.64%       8.75%           8.83%

                                                                              Year Ended April 30,              Period Ended
CLASS B SHARES                                                    2001        2000        1999        1998   April 30, 1997(c)
====================================================================================================================================

Net asset value: Beginning of period                             $7.44       $8.92      $10.31       $9.88          $10.00

Income from Investment Operations
Net investment income (loss)                                      0.58       0.81        0.84        0.84            0.25
Net realized and unrealized gain (loss) on investments          (0.68)      (1.48)      (1.33)       0.53           (0.12)
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                (0.10)      (0.67)      (0.49)       1.37            0.13
------------------------------------------------------------------------------------------------------------------------------------

Less Distributions from:
Net investment income                                           (0.58)      (0.81)      (0.84)      (0.84)          (0.25)
Net realized capital gains                                        -           -         (0.06)      (0.10)            -
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                             (0.58)      (0.81)      (0.90)      (0.94)          (0.25)
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net asset value                      (0.68)      (1.48)      (1.39)       0.43           (0.12)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value: End of period                                   $6.76      $7.44       $8.92      $10.31           $9.88
------------------------------------------------------------------------------------------------------------------------------------

Total return (b)                                               (1.53)%     (7.65)%     (4.62)%      14.27%           1.31%
Net assets, end of period (in millions)                           $9.7       $11.6       $12.4        $9.7            $2.7
Ratio of expenses to average net assets (a)                      1.73%       1.62%       1.71%       1.74%           1.75%
Ratio of net investment income (loss) to average net assets (a)  8.33%       9.88%       9.09%       8.22%           8.66%
Portfolio turnover rate                                        106.01%      53.59%      54.67%     112.37%          36.90%
------------------------------------------------------------------------------------------------------------------------------------

If the Fund had paid all of its expenses without the adviser’s voluntary expense reimbursement, the ratios would have been as follows:

Ratio of expenses to average net assets (a)                      1.99%    1.97%    1.98%   2.05%    2.00%
Ratio of net investment income (loss) to average net assets (a)  8.08%    9.53%    8.82%   7.90%    8.41%

The preceding notes to the financial statements are an integral part of this schedule.

                                                                        Year Ended April 30,          Period Ended
CLASS I SHARES                                                    2001         2000         1999   April 30, 1998(d)
====================================================================================================================================

Net asset value: Beginning of period                             $7.43         $8.91       $10.31       $10.29

Income from Investment Operations
Net investment income (loss)                                      0.65         0.89         0.93         0.31
Net realized and unrealized gain (loss) on investments          (0.67)        (1.48)       (1.34)        0.02
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                (0.02)        (0.59)       (0.41)        0.33
------------------------------------------------------------------------------------------------------------------------------------

Less Distributions from:
Net investment income                                           (0.65)        (0.89)       (0.93)       (0.31)
Net realized capital gains                                        -             -          (0.06)         -
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                             (0.65)        (0.89)       (0.99)       (0.31)
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net asset value                      (0.67)        (1.48)       (1.40)        0.02
------------------------------------------------------------------------------------------------------------------------------------
Net asset value: End of period                                   $6.76        $7.43        $8.91       $10.31
------------------------------------------------------------------------------------------------------------------------------------

Total return (b)                                               (0.34)%       (6.67)%      (3.85)%        3.28%
Net assets, end of period (in millions)                           $2.2          $2.0         $2.2         $0.2
Ratio of expenses to average net assets (a)                      0.67%         0.53%        0.76%        0.75%
Ratio of net investment income (loss) to average net assets (a)  9.34%        11.00%       10.34%        9.53%
Portfolio turnover rate                                        106.01%        53.59%       54.67%      112.37%
------------------------------------------------------------------------------------------------------------------------------------

If the Fund had paid all of its expenses without the adviser's voluntary expense reimbursement, the ratios would have been as follows:

Ratio of expenses to average net assets (a)                      0.67%         0.62%        0.76%        0.75%
Ratio of net investment income (loss) to average net assets (a)  9.34%        10.92%       10.34%        9.53%

__________
(a) Calculated on an annualized basis.
(b) Total return calculations assume reinvestment of all dividends and distributions but does not reflect any deduction for sales charge. Periods less than one year are not annualized.
(c) Since Fund inception, January 8, 1997.
(d) Since Fund inception , December 29, 1997.

The AAL Municipal Bond Fund

                                                                                       Year Ended April 30,
CLASS A SHARES                                                   2001          2000         1999          1998        1997
====================================================================================================================================

Net asset value: Beginning of period                            $10.45        $11.47       $11.40       $10.92        $10.91

Income from Investment Operations
Net investment income (loss)                                      0.55         0.53         0.52         0.52           0.52
Net realized and unrealized gain (loss) on investments            0.51        (1.01)        0.25         0.61           0.19
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                  1.06        (0.48)        0.77         1.13           0.71
------------------------------------------------------------------------------------------------------------------------------------

Less Distributions from:
Net investment income                                           (0.55)        (0.53)       (0.52)       (0.52)        (0.52)
Net realized capital gains                                        -           (0.01)       (0.18)       (0.13)        (0.18)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                             (0.55)        (0.54)       (0.70)       (0.65)        (0.70)
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net asset value                        0.51        (1.02)        0.07         0.48           0.01
------------------------------------------------------------------------------------------------------------------------------------
Net asset value: End of period                                  $10.96       $10.45       $11.47       $11.40         $10.92
------------------------------------------------------------------------------------------------------------------------------------

Total return (b)                                                10.34%       (4.09)%        6.80%       10.50%         6.64%
Net assets, end of period (in millions)                         $503.7        $461.3       $523.1       $467.1        $421.7
Ratio of expenses to average net assets (a)                      0.73%         0.78%        0.81%        0.85%         0.89%
Ratio of net investment income (loss) to average net assets (a)  5.06%         4.98%        4.47%        4.55%         4.69%
Portfolio turnover rate                                        110.48%       210.32%       94.56%      139.18%       119.79%
------------------------------------------------------------------------------------------------------------------------------------

If the Fund had paid all of its expenses without the adviser’s voluntary expense reimbursement, the ratios would have been as follows:

Ratio of expenses to average net assets (a)                      0.81%         0.84%        0.81%        0.85%         0.89%
Ratio of net investment income (loss) to average net assets (a)  4.98%         4.93%        4.47%        4.55%         4.69%

                                                                            Year Ended April 30,                  Period Ended
CLASS B SHARES                                                    2001         2000          1999         1998  April 30, 1997(c)
====================================================================================================================================

Net asset value: Beginning of period                            $10.44        $11.47       $11.40       $10.92        $11.02

Income from Investment Operations
Net investment income (loss)                                      0.46         0.44         0.42         0.42          0.14
Net realized and unrealized gain (loss) on investments            0.51        (1.02)        0.25         0.61         (0.10)
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                  0.97        (0.58)        0.67         1.03          0.04
------------------------------------------------------------------------------------------------------------------------------------

Less Distributions from:
Net investment income                                           (0.46)        (0.44)       (0.42)       (0.42)        (0.14)
Net realized capital gains                                        -           (0.01)       (0.18)       (0.13)          -
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                             (0.46)        (0.45)       (0.60)       (0.55)        (0.14)
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net asset value                        0.51        (1.03)        0.07         0.48         (0.10)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value: End of period                                  $10.95       $10.44       $11.47       $11.40        $10.92
------------------------------------------------------------------------------------------------------------------------------------

Total return (b)                                                 9.39%       (4.99)%        5.93%        9.58%         0.34%
Net assets, end of period (in millions)                           $8.5          $7.3         $7.5         $3.6          $0.8
Ratio of expenses to average net assets (a)                      1.61%         1.59%        1.64%        1.74%         1.69%
Ratio of net investment income (loss) to average net assets (a)  4.18%         4.19%        3.65%        3.67%         4.09%
Portfolio turnover rate                                        110.48%       210.32%       94.56%      139.18%       119.79%
------------------------------------------------------------------------------------------------------------------------------------

If the Fund had paid all of its expenses without the adviser’s voluntary expense reimbursement, the ratios would have been as follows:

Ratio of expenses to average net assets (a)                      1.69%         1.64%        1.64%        1.74%         1.69%
Ratio of net investment income (loss) to average net assets (a)  4.10%         4.14%        3.65%        3.67%         4.09%

                                                                        Year Ended April 30,         Period Ended
CLASS I SHARES                                                    2001          2000        1999   April 30, 1998(d)
====================================================================================================================================

Net asset value: Beginning of period                            $10.45        $11.47       $11.40       $11.59

Income from Investment Operations
Net investment income (loss)                                      0.58         0.57         0.55         0.18
Net realized and unrealized gain (loss) on investments            0.50        (1.01)        0.25        (0.19)
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                  1.08        (0.44)        0.80        (0.01)
------------------------------------------------------------------------------------------------------------------------------------

Less Distributions from:
Net investment income                                           (0.58)        (0.57)       (0.55)       (0.18)
Net realized capital gains                                        -           (0.01)       (0.18)         -
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                             (0.58)        (0.58)       (0.73)       (0.18)
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net asset value                        0.50        (1.02)        0.07        (0.19)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value: End of period                                  $10.95       $10.45       $11.47       $11.40
------------------------------------------------------------------------------------------------------------------------------------

Total return (b)                                                10.56%       (3.78)%        7.09%      (0.09)%
Net assets, end of period (in millions)                           $2.5          $0.5         $0.6         $0.0
Ratio of expenses to average net assets (a)                      0.42%         0.47%        0.51%        0.60%
Ratio of net investment income (loss) to average net assets (a)  5.37%         5.32%        4.78%        4.79%
Portfolio turnover rate                                        110.48%       210.32%       94.56%      139.18%
------------------------------------------------------------------------------------------------------------------------------------

If the Fund had paid all of its expenses without the adviser’s voluntary expense reimbursement, the ratios would have been as follows:

Ratio of expenses to average net assets (a)                      0.50%         0.52%        0.51%        0.60%
Ratio of net investment income (loss) to average net assets (a)  5.29%         5.27%        4.78%        4.79%

__________
(a) Calculated on an annualized basis.
(b) Total return calculations assume reinvestment of all dividends and distributions but does not reflect any deduction for sales charge. Periods less than one year are not annualized.
(c) Since Fund inception, January 8, 1997.
(d)Since Fund inception, December 29, 1997.

The AAL Bond Fund

                                                                                       Year Ended April 30,
CLASS A SHARES                                                   2001          2000         1999          1998        1997
====================================================================================================================================

Net asset value: Beginning of period                             $9.32         $9.92        $9.99        $9.63         $9.62

Income from Investment Operations
Net investment income (loss)                                      0.61         0.58         0.53         0.57         0.60
Net realized and unrealized gain (loss) on investments            0.48        (0.60)       (0.07)        0.36          0.01
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                  1.09        (0.02)        0.46         0.93          0.61
------------------------------------------------------------------------------------------------------------------------------------

Less Distributions from:
Net investment income                                           (0.61)        (0.58)       (0.53)       (0.57)        (0.60)
Net realized capital gains                                        -             -            -            -               -
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                             (0.61)        (0.58)       (0.53)       (0.57)        (0.60)
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net asset value                        0.48        (0.60)       (0.07)        0.36           0.01
------------------------------------------------------------------------------------------------------------------------------------
Net asset value: End of period                                   $9.80        $9.32        $9.92        $9.99          $9.63
------------------------------------------------------------------------------------------------------------------------------------

Total return (b)                                                12.08%       (0.11)%        4.61%        9.86%         6.43%
Net assets, end of period (in millions)                         $353.5        $321.7       $367.2       $353.4        $389.3
Ratio of expenses to average net assets (a)                      0.81%         0.83%        0.93%        0.95%         0.98%
Ratio of net investment income (loss) to average net assets (a)  6.38%         6.12%        5.23%        5.77%         6.10%
Portfolio turnover rate                                        171.76%       163.31%      572.56%      483.76%       212.49%
------------------------------------------------------------------------------------------------------------------------------------

If the Fund had paid all of its expenses without the adviser’s voluntary expense reimbursement, the ratios would have been as follows:

Ratio of expenses to average net assets (a)                      0.91%         0.91%        0.93%        0.95%         0.98%
Ratio of net investment income (loss) to average net assets (a)  6.27%         6.04%        5.23%        5.77%         6.10%

                                                                               Year Ended April 30,               Period Ended
CLASS B SHARES                                                    2001         2000         1999          1998  April 30, 1997(c)
====================================================================================================================================

Net asset value: Beginning of period                             $9.32         $9.92        $9.99        $9.64         $9.71

Income from Investment Operations
Net investment income (loss)                                      0.52         0.49         0.43         0.48          0.18
Net realized and unrealized gain (loss) on investments            0.48        (0.60)       (0.07)        0.35         (0.07)
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                  1.00        (0.11)        0.36         0.83          0.11
------------------------------------------------------------------------------------------------------------------------------------

Less Distributions from:
Net investment income                                           (0.52)        (0.49)       (0.43)       (0.48)        (0.18)
Net realized capital gains                                        -             -            -            -             -
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                             (0.52)        (0.49)       (0.43)       (0.48)        (0.18)
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net asset value                        0.48        (0.60)       (0.07)        0.35         (0.07)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value: End of period                                   $9.80        $9.32        $9.92        $9.99         $9.64
------------------------------------------------------------------------------------------------------------------------------------

Total return (b)                                                11.04%       (1.09)%        3.60%        8.75%         0.96%
Net assets, end of period (in millions)                           $4.6          $3.6         $3.1         $1.4          $0.4
Ratio of expenses to average net assets (a)                      1.73%         1.80%        1.90%        1.92%         1.86%
Ratio of net investment income (loss) to average net assets (a)  5.45%         5.17%        4.28%        4.74%         5.51%
Portfolio turnover rate                                        171.76%       163.31%      572.56%      483.76%       212.49%
------------------------------------------------------------------------------------------------------------------------------------

If the Fund had paid all of its expenses without the adviser’s voluntary expense reimbursement, the ratios would have been as follows:

Ratio of expenses to average net assets (a)                      1.83%         1.88%        1.90%        1.92%         1.86%
Ratio of net investment income (loss) to average net assets (a)  5.35%         5.09%        4.28%        4.74%         5.51%

                                                                        Year Ended April 30,          Period Ended
CLASS I SHARES                                                    2001          2000         1999    April 30, 1998(d)
====================================================================================================================================

Net asset value: Beginning of period                             $9.32         $9.92        $9.99       $10.06

Income from Investment Operations
Net investment income (loss)                                      0.66         0.62         0.57         0.20
Net realized and unrealized gain (loss) on investments            0.48        (0.60)       (0.07)       (0.07)
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                  1.14         0.02         0.50         0.13
------------------------------------------------------------------------------------------------------------------------------------

Less Distributions from:
Net investment income                                           (0.66)        (0.62)       (0.57)       (0.20)
Net realized capital gains                                        -             -            -            -
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                             (0.66)        (0.62)       (0.57)       (0.20)
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net asset value                        0.48        (0.60)       (0.07)       (0.07)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value: End of period                                   $9.80        $9.32        $9.92        $9.99
------------------------------------------------------------------------------------------------------------------------------------

Total return (b)                                                12.55%         0.30%        5.02%        1.24%
Net assets, end of period (in millions)                          $55.6         $47.9        $44.7        $29.3
Ratio of expenses to average net assets (a)                      0.39%         0.43%        0.54%        0.56%
Ratio of net investment income (loss) to average net assets (a)  6.79%         6.55%        5.63%        6.29%
Portfolio turnover rate                                        171.76%       163.31%      572.56%      483.76%
------------------------------------------------------------------------------------------------------------------------------------

If the Fund had paid all of its expenses without the adviser’s voluntary expense reimbursement, the ratios would have been as follows:

Ratio of expenses to average net assets (a)                      0.49%    0.50%   0.54%   0.56%
Ratio of net investment income (loss) to average net assets (a)  6.69%    6.47%   5.63%   6.29%

__________
(a) Calculated on an annualized basis.
(b) Total return calculations assume reinvestment of all dividends and distributions but does not reflect any deduction for sales charge. Periods less than one year are not annualized.
(c) Since Fund inception, January 8, 1997.
(d) Since Fund inception, December 29, 1997.

The AAL Money Market Fund

                                                                                       Year Ended April 30,
CLASS A SHARES                                                   2001          2000         1999          1998        1997
====================================================================================================================================

Net asset value: Beginning of period                             $1.00         $1.00        $1.00        $1.00         $1.00

Income from Investment Operations
Net investment income (loss)                                      0.05         0.05         0.05         0.05           0.05
Net realized and unrealized gain (loss) on investments            -             -            -            -                -
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                  0.05         0.05         0.05         0.05           0.05
------------------------------------------------------------------------------------------------------------------------------------

Less Distributions from:
Net investment income                                           (0.05)        (0.05)       (0.05)       (0.05)        (0.05)
Net realized capital gains                                        -             -            -            -                -
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                             (0.05)        (0.05)       (0.05)       (0.05)        (0.05)
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net asset value                        -             -            -            -             -
------------------------------------------------------------------------------------------------------------------------------------
Net asset value: End of period                                   $1.00        $1.00        $1.00        $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------------

Total return (b)                                                 5.70%         4.99%        4.68%        5.12%         5.21%
Net assets, end of period (in millions)                         $423.9        $348.0       $288.1       $240.7        $189.6
Ratio of expenses to average net assets (a)                      0.76%         0.66%        0.79%        0.68%         0.55%
Ratio of net investment income (loss) to average net assets (a)  5.51%         4.90%        4.54%        4.98%         4.91%
Portfolio turnover rate                                           N/A           N/A         N/A           N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------

If the Fund had paid all of its expenses without the adviser’s voluntary expense reimbursement, the ratios would have been as follows:

Ratio of expenses to average net assets (a)                      0.99%         1.02%        1.12%        1.04%         1.10%
Ratio of net investment income (loss) to average net assets (a)  5.28%         4.54%        4.22%        4.62%         4.36%

                                                                              Year Ended April 30,                 Period Ended
CLASS B SHARES                                                    2001         2000          1999         1998  April 30, 1997(c)
====================================================================================================================================

Net asset value: Beginning of period                             $1.00         $1.00        $1.00        $1.00         $1.00

Income from Investment Operations
Net investment income (loss)                                      0.04         0.04         0.04         0.04          0.01
Net realized and unrealized gain (loss) on investments            -             -            -            -             -
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                  0.04         0.04         0.04         0.04          0.01
------------------------------------------------------------------------------------------------------------------------------------

Less Distributions from:
Net investment income                                           (0.04)        (0.04)       (0.04)       (0.04)        (0.01)
Net realized capital gains                                        -             -            -            -             -
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                             (0.04)        (0.04)       (0.04)       (0.04)        (0.01)
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net asset value                        -             -            -            -             -
------------------------------------------------------------------------------------------------------------------------------------
Net asset value: End of period                                   $1.00        $1.00        $1.00        $1.00         $1.00
------------------------------------------------------------------------------------------------------------------------------------

Total return (b)                                                 4.67%         3.94%        3.67%        4.26%         1.32%
Net assets, end of period (in millions)                           $3.3          $2.4         $1.6         $1.2          $0.6
Ratio of expenses to average net assets (a)                      1.81%         1.65%        2.79%        1.65%         1.78%
Ratio of net investment income (loss) to average net assets (a)  4.45%         3.95%        2.54%        4.02%         3.81%
Portfolio turnover rate                                            N/A           N/A          N/A          N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------

If the Fund had paid all of its expenses without the adviser’s voluntary expense reimbursement, the ratios would have been as follows:

Ratio of expenses to average net assets (a)                      2.04%         2.00%        3.11%        2.01%         3.54%
Ratio of net investment income (loss) to average net assets (a)  4.22%         3.59%        2.22%        3.67%         2.05%

                                                                        Year Ended April 30,         Period Ended
CLASS I SHARES                                                    2001         2000          1999   April 30, 1998(d)
====================================================================================================================================

Net asset value: Beginning of period                             $1.00         $1.00        $1.00        $1.00

Income from Investment Operations
Net investment income (loss)                                      0.06         0.05         0.05         0.02
Net realized and unrealized gain (loss) on investments            -             -            -            -
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                  0.06         0.05         0.05         0.02
------------------------------------------------------------------------------------------------------------------------------------

Less Distributions from:
Net investment income                                           (0.06)        (0.05)       (0.05)       (0.02)
Net realized capital gains                                        -             -            -            -
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                             (0.06)        (0.05)       (0.05)       (0.02)
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net asset value                        -             -            -            -
------------------------------------------------------------------------------------------------------------------------------------
Net asset value: End of period                                   $1.00        $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------------------------------------------------

Total return (b)                                                 6.07%         5.36%        4.99%        1.67%
Net assets, end of period (in millions)                          $25.3         $12.8        $17.9         $0.2
Ratio of expenses to average net assets (a)                      0.43%         0.31%        0.49%        0.67%
Ratio of net investment income (loss) to average net assets (a)  5.86%         5.18%        4.76%        5.11%
Portfolio turnover rate                                            N/A           N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------

If the Fund had paid all of its expenses without the adviser’s voluntary expense reimbursement, the ratios would have been as follows:

Ratio of expenses to average net assets (a)                      0.56%         0.57%        0.72%        1.43%
Ratio of net investment income (loss) to average net assets (a)  5.73%         4.92%        4.53%        4.36%

__________
(a) Calculated on an annualized basis.
(b) Total return calculations assume reinvestment of all dividends and distributions but does not reflect any deduction for sales charge. Periods less than one year are not annualized.
(c) Since Fund inception, January 8, 1997.
(d) Since Fund inception, December 29, 1997.

REPORT OF INDEPENDENT ACCOUNTANTS

[PRICEWATERHOUSECOOPERS LOGO APPEARS HERE]

PricewaterhouseCoopers LLP
100 East Wisconsin Avenue
Suite 1500
Milwaukee, WI 53202
Telephone (414) 216-1600

To the Shareholders and Trustees of
The AAL Mutual Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The AAL High Yield Bond Fund, The AAL Municipal Bond Fund, The AAL Bond Fund and The AAL Money Market Fund (four of the portfolios constituting The AAL Mutual Funds, the “Funds”) at April 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

May 21, 2001

Board                             John O. Gilbert-Chairman of the Board
Of                                F. Gregory Campbell
Trustees                          Woodrow E. Eno
                                  Richard L. Gady
                                  Edward W. Smeds
                                  Lawrence M. Woods

Officers                          Robert G. Same-President
                                  James H. Abitz-Vice-President
                                  Woodrow E. Eno-Vice-President
                                  Charles D. Gariboldi-Treasurer
                                  Frederick D. Kelsven-Secretary

Investment                        AAL Capital Management Corporation
Adviser &                         222 West College Avenue
Distributor                       Appleton, WI  54919-0007

Sub-Adviser                       Pacific Investment Management Company
The AAL High Yield Bond Fund      840 Newport Center Drive
                                  Suite 300
                                  Newport Beach, CA 92660

Custodian                         Citibank, N.A.
                                  111 Wall Street
                                  New York, NY  10043

Transfer Agent &                  PFPC, Inc.
Disbursing Agent                  4400 Computer Drive
                                  Westborough, MA  01581

Legal                             Quarles & Brady LLP
Counsel                           411 East Wisconsin Avenue
                                  Milwaukee, WI  53202

Independent                       PricewaterhouseCoopers LLP
Accountant                        Suite 1500
                                  100 East Wisconsin Avenue
                                  Milwaukee, WI  53202

This report is submitted for the information of shareholders of The AAL Mutual Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by the current prospectus for The AAL Mutual Funds, which contains more complete information about the Funds, including investment policies, charges and expenses.

[THE ALL MUTUAL FUNDS LOGO APPEARS HERE]

C-50032FAR 6-01